UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2503
RiverSource Diversified Income Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)           (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia Diversified Bond Fund

Semiannual Report for the Period Ended
February 28, 2011

Columbia Diversified Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	42

Statement of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	49

Notes to Financial Statements	59

Proxy Voting	81

Approval of Investment Management Services Agreement	81

Results of Meeting of Shareholders	83

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Diversified Bond Fund (the Fund) Class A shares gained 0.99% (excluding sales charge) for the six months ended February 28, 2011.

>	The Fund outperformed its benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, which decreased 0.83% for the six-month period.

>	The Fund also outperformed its peer group, as represented by the Lipper Intermediate Investment-Grade Debt Funds Index, which increased 0.46% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended February 28, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Diversified Bond Fund Class A (excluding sales charge)	+0.99%	+6.94%	+5.24%	+5.27%	+4.81%

Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)	-0.83%	+4.93%	+5.40%	+5.80%	+5.61%

Lipper Intermediate Investment-Grade Debt Funds Index(2) (unmanaged)	+0.46%	+7.15%	+5.69%	+5.54%	+5.37%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Intermediate Investment-Grade Debt Funds Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at February 28, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 10/3/74)	+0.99%	+6.94%	+5.24%	+5.27%	+4.81%	N/A

Class B (inception 3/20/95)	+0.62%	+6.13%	+4.45%	+4.48%	+4.02%	N/A

Class C (inception 6/26/00)	+0.62%	+6.14%	+4.45%	+4.44%	+3.99%	N/A

Class I (inception 3/4/04)	+0.97%	+7.10%	+5.54%	+5.61%	N/A	+4.90%

Class R (inception 12/11/06)	+0.87%	+6.56%	+4.97%	N/A	N/A	+4.98%

Class R3 (inception 12/11/06)	+0.90%	+6.52%	+5.13%	N/A	N/A	+5.18%

Class R4 (inception 3/20/95)	+1.02%	+6.80%	+5.32%	+5.34%	+4.90%	N/A

Class R5 (inception 12/11/06)	+1.15%	+7.06%	+5.57%	N/A	N/A	+5.58%

Class W (inception 12/1/06)	+0.99%	+6.89%	+5.16%	N/A	N/A	+5.07%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	N/A	+0.64%*

With sales charge
Class A (inception 10/3/74)	-3.81%	+1.86%	+3.55%	+4.25%	+4.30%	N/A

Class B (inception 3/20/95)	-4.34%	+1.13%	+3.52%	+4.14%	+4.02%	N/A

Class C (inception 6/26/00)	-0.38%	+5.14%	+4.45%	+4.44%	+3.99%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at February 28, 2011)

Corporate Bonds & Notes	31.8%

Residential Mortgage-Backed Securities — Agency	30.0

Residential Mortgage-Backed Securities — Non-Agency	4.2

Commercial Mortgage-Backed Securities	9.1

Asset-Backed Securities	7.5

U.S. Treasury Obligations	7.5

U.S. Government & Agency Obligations	0.1

Foreign Government Obligations	2.2

Senior Loans	0.3

Common Stocks	0.0	*

Other(2)	7.3

*	Rounds to less than 0.1%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at February 28, 2011)

AAA rating	55.1%

AA rating	1.9

A rating	10.7

BBB rating	17.8

BB rating	7.8

B rating	3.2

CCC rating	0.1

CC rating	0.0	*

D rating	0.0	*

Non-rated	3.4

*	Rounds to less than 0.1%.
(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or

6  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.1% of the bond portfolio assets were determined through internal analysis.

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until February 28, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During		Annualized
	Sept. 1, 2010(a)	Feb. 28, 2011	the Period(b)		Expense Ratio
Class A

Actual(c)	$1,000	$1,009.90	$4.19		.84%

Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21		.84%

Class B

Actual(c)	$1,000	$1,006.20	$7.96	(d)	1.60%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	(d)	1.60%(d	)

Class C

Actual(c)	$1,000	$1,006.20	$7.91		1.59%

Hypothetical (5% return before expenses)	$1,000	$1,016.91	$7.95		1.59%

Class I

Actual(c)	$1,000	$1,009.70	$2.44		.49%

Hypothetical (5% return before expenses)	$1,000	$1,022.36	$2.46		.49%

Class R

Actual(c)	$1,000	$1,008.70	$5.48	(d)	1.10%(d	)

Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.51	(d)	1.10%(d	)

Class R3

Actual(c)	$1,000	$1,009.00	$5.13		1.03%

Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16		1.03%

Class R4

Actual(c)	$1,000	$1,010.20	$3.84		.77%

Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86		.77%

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Sept. 1, 2010(a)	Feb. 28, 2011	the Period(b)	Expense Ratio
Class R5

Actual(c)	$1,000	$1,011.50	$2.64	.53%

Hypothetical (5% return before expenses)	$1,000	$1,022.17	$2.66	.53%

Class W

Actual(c)	$1,000	$1,009.90	$4.19	.84%

Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21	.84%

Class Z

Actual(e)	$1,000	$1,006.40	$2.37	.56%

Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	.56%

(a)	The beginning account values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended February 28, 2011: +0.99% for Class A, +0.62% for Class B, +0.62% for Class C, +0.97% for Class I, +0.87% for Class R, +0.90% for Class R3, +1.02% for Class R4, +1.15% for Class R5 and +0.99% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until October 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 1.59% for Class B and 1.09% for Class R. Any amounts waived will not be reimbursed by the Fund. This change was effective November 1, 2010. Had this change been in place for the entire six month period ended February 28, 2011, the actual expenses paid would have been $7.91 for Class B and $5.43 for Class R; the hypothetical expenses paid would have been $7.95 for Class B and $5.46 for Class R.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to February 28, 2011 of +0.64% for Class Z.

10  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Diversified Bond Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (36.3%)

Aerospace & Defense (0.2%)
Esterline Technologies Corp.
08/01/20	7.000%	$130,000	$136,175
L-3 Communications Corp.
10/15/15	6.375%	4,350,000	4,491,375
02/15/21	4.950%	2,815,000	2,856,034
Mantech International Corp.
04/15/18	7.250%	517,000	540,265
Oshkosh Corp.(a)
03/01/17	8.250%	1,259,000	1,397,490
03/01/20	8.500%	1,041,000	1,173,728
TransDigm, Inc. Senior Subordinated Notes(a)(b)
12/15/18	7.750%	1,620,000	1,745,550

Total			12,340,617

Automotive (0.1%)
Dana Holding Corp.(a) Senior Unsecured
02/15/19	6.500%	380,000	382,850
02/15/21	6.750%	1,093,000	1,110,761
Lear Corp.(a)
03/15/18	7.875%	2,731,000	3,004,100
03/15/20	8.125%	1,036,000	1,155,140

Total			5,652,851

Banking (6.1%)
Bank Of Nova Scotia(a)(b)
10/29/15	1.650%	39,425,000	37,861,079
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	3,880,000	4,119,326
Bank of America Corp.(a) Senior Unsecured
07/01/20	5.625%	18,830,000	19,544,856
Bank of Montreal(a)(b)
06/09/15	2.850%	37,330,000	37,879,068
Canadian Imperial Bank of Commerce(b)
07/02/15	2.600%	41,305,000	41,260,524
Goldman Sachs Group, Inc. (The) Senior Notes
06/15/20	6.000%	10,185,000	10,920,225
Senior Unsecured
02/07/16	3.625%	16,940,000	16,908,661
HSBC Holdings PLC Subordinated Notes
06/01/38	6.800%	8,862,000	9,458,501
ICICI Bank Ltd. Senior Unsecured(b)
10/03/12	6.625%	150,000	159,813
JPMorgan Chase & Co. Senior Unsecured
10/15/20	4.250%	23,020,000	22,196,828
JPMorgan Chase & Co.(a) Senior Notes
03/01/16	3.450%	20,385,000	20,476,386
Morgan Stanley Senior Unsecured(a)
01/25/21	5.750%	33,180,000	34,105,855
National Bank of Canada(a)(b)
01/30/14	1.650%	9,666,000	9,675,801
Santander U.S. Debt SA Unipersonal Bank Guaranteed(a)(b)
10/07/15	3.781%	4,700,000	4,477,345
Toronto-Dominion Bank (The)(a)(b)
07/29/15	2.200%	37,805,000	37,264,211

Total			306,308,479

Building Materials (—%)
Associated Materials LLC Senior Secured(b)
11/01/17	9.125%	743,000	803,369
Interface, Inc. Senior Notes(a)(b)
12/01/18	7.625%	419,000	443,616

Total			1,246,985

Chemicals (0.6%)
Airgas, Inc.
10/01/18	7.125%	2,695,000	2,924,075
Ashland, Inc.(a)
06/01/17	9.125%	1,450,000	1,686,531
CF Industries, Inc.
05/01/18	6.875%	4,405,000	4,856,512
CF Industries, Inc.(a)
05/01/20	7.125%	610,000	683,200

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (cont.)
Celanese U.S. Holdings LLC(b)
10/15/18	6.625%	$1,080,000	$1,125,900
Chemtura Corp.(a)(b)
09/01/18	7.875%	572,000	610,610
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	5,580,000	6,221,348
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(a)
02/01/18	8.875%	700,000	751,625
LyondellBasell Industries Senior Secured(a)(b)
11/01/17	8.000%	5,884,000	6,634,210
Nalco Co.(a)(b)
01/15/19	6.625%	3,745,000	3,871,394
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	1,119,000	1,228,103
Polypore International, Inc.(b)
11/15/17	7.500%	1,430,000	1,480,050

Total			32,073,558

Construction Machinery (0.2%)
Case New Holland, Inc. Senior Notes(b)
12/01/17	7.875%	2,862,000	3,198,285
Columbus McKinnon Corp.(b)
02/01/19	7.875%	500,000	520,000
Manitowoc Co., Inc. (The)
11/01/13	7.125%	4,320,000	4,374,000
Manitowoc Co., Inc. (The)(a)
11/01/20	8.500%	855,000	929,813

Total			9,022,098

Consumer Products (0.1%)
Central Garden and Pet Co.(a)
03/01/18	8.250%	630,000	661,500
Spectrum Brands Holdings, Inc. Senior Secured(a)(b)
06/15/18	9.500%	3,599,000	4,030,880

Total			4,692,380

Diversified Manufacturing (0.1%)
Pinafore LLC/Inc. Senior Secured(a)(b)
10/01/18	9.000%	320,000	356,000
SPX Corp.(a)(b)
09/01/17	6.875%	3,374,000	3,627,050

Total			3,983,050

Electric (6.6%)
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	11,005,000	12,521,907
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	12,910,000	12,958,413
12/15/15	6.875%	1,085,000	1,188,051
CMS Energy Corp.(a) Senior Unsecured
02/01/20	6.250%	5,165,000	5,410,338
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	10,895,000	12,420,791
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	13,069,000	16,593,474
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	3,855,000	4,228,970
03/15/15	5.000%	470,000	516,023
02/15/17	5.150%	4,515,000	4,827,849
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	24,660,000	28,183,396
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	4,005,000	4,267,380
08/01/33	5.250%	22,230,000	24,151,294
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	7,000,000	7,955,829
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	9,235,000	10,188,791
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	4,815,000	5,454,037
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	9,103,000	9,532,316

See accompanying Notes to Financial Statements.

12  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
Majapahit Holding BV(a)(b)
08/07/19	8.000%	$2,000,000	$2,275,000
Majapahit Holding BV(b)
10/17/16	7.750%	480,000	538,800
Metropolitan Edison Co. Senior Unsecured
03/15/13	4.950%	8,320,000	8,732,081
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	5,886,213	6,092,230
NRG Energy, Inc.(a)
01/15/17	7.375%	5,072,000	5,344,620
Nevada Power Co.
04/15/12	6.500%	1,000,000	1,054,476
01/15/15	5.875%	23,608,000	26,171,333
05/15/18	6.500%	9,867,000	11,320,488
08/01/18	6.500%	9,145,000	10,532,408
Ohio Edison Co. Senior Unsecured(a)
05/01/15	5.450%	2,280,000	2,456,520
Ohio Power Co. Senior Unsecured
01/15/14	4.850%	720,000	770,299
06/01/16	6.000%	5,635,000	6,279,712
Potomac Electric Power Co. 1st Mortgage
04/15/14	4.650%	3,255,000	3,467,125
Power Sector Assets & Liabilities Management Corp.(a)(b)
12/02/24	7.390%	1,140,000	1,302,059
Power Sector Assets & Liabilities Management Corp.(b)
05/27/19	7.250%	2,500,000	2,865,500
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	5,710,000	6,358,011
12/01/19	4.875%	1,370,000	1,431,499
Progress Energy, Inc.(a) Senior Unsecured
01/15/21	4.400%	8,070,000	8,001,400
Sierra Pacific Power Co.
05/15/16	6.000%	19,645,000	22,173,370
Tampa Electric Co.(a) Senior Unsecured
05/15/18	6.100%	12,949,000	14,622,632
05/15/37	6.150%	320,000	346,319
Toledo Edison Co. (The) 1st Mortgage
05/01/20	7.250%	2,245,000	2,646,087
Senior Secured
05/15/37	6.150%	19,780,000	20,433,333
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	8,145,000	8,614,434

Total			334,228,595

Entertainment (0.2%)
Regal Cinemas Corp.
07/15/19	8.625%	1,510,000	1,619,475
Speedway Motorsports, Inc.
06/01/16	8.750%	3,520,000	3,836,800
Speedway Motorsports, Inc.(b) Senior Notes
02/01/19	6.750%	286,000	290,290
Time Warner, Inc.
07/15/40	6.100%	1,870,000	1,887,750
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(c)(d)
07/01/15	9.300%	3,740,104	3,744,966

Total			11,379,281

Food and Beverage (2.7%)
Anheuser-Busch InBev Worldwide, Inc.(b)
11/15/14	5.375%	37,265,000	41,170,074
Bacardi Ltd.(b)
04/01/14	7.450%	8,580,000	9,959,372
Cott Beverages, Inc.(a)
09/01/18	8.125%	333,000	358,391
Dean Foods Co. Senior Notes(a)(b)
12/15/18	9.750%	841,000	872,537
Del Monte Corp.
10/15/19	7.500%	1,480,000	1,798,200
Del Monte Corp.(a)
02/15/15	6.750%	2,000,000	2,030,000
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	25,850,000	29,659,316
Kraft Foods, Inc.(a) Senior Unsecured
02/01/18	6.125%	14,160,000	15,911,238

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (cont.)
SABMiller PLC(b) Senior Unsecured
01/15/14	5.700%	$20,690,000	$22,829,884
07/15/18	6.500%	8,815,000	10,233,519

Total			134,822,531

Gaming (0.1%)
MGM Resorts International Senior Secured
11/15/17	11.125%	2,345,000	2,702,613
Seneca Gaming Corp.(b)
12/01/18	8.250%	1,214,000	1,256,490

Total			3,959,103

Gas Distributors (—%)
Energy Transfer Equity LP(a)
10/15/20	7.500%	2,086,000	2,255,488

Gas Pipelines (4.7%)
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(a)(b)
08/07/18	8.700%	650,000	795,214
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	8,250,000	9,053,022
Colorado Interstate Gas Co. Senior Unsecured
11/15/15	6.800%	53,051,000	60,980,533
El Paso Corp. Senior Unsecured(a)(b)
09/15/20	6.500%	3,075,000	3,305,625
Nisource Finance Corp.
03/01/13	6.150%	11,687,000	12,671,384
07/15/14	5.400%	9,975,000	10,889,612
09/15/17	5.250%	31,052,000	32,873,603
09/15/20	5.450%	5,980,000	6,234,730
Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%	6,639,000	7,807,935
04/15/17	5.950%	10,930,000	12,328,326
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	11,000,000	11,033,110
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	809,000	843,383
Regency Energy Partners LP/Finance Corp.(a)
06/01/16	9.375%	1,630,000	1,823,562
Southern Natural Gas Co. Senior Unsecured(a)(b)
04/01/17	5.900%	39,581,000	42,794,463
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,580,000	2,631,600
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	21,216,000	24,357,114

Total			240,423,216

Health Care (0.7%)
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	16,085,000	15,985,209
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
02/15/21	5.750%	3,825,000	3,710,250
HCA, Inc. Senior Secured(a)
09/15/20	7.250%	10,380,000	11,197,425
McKesson Corp. Senior Unsecured
03/01/41	6.000%	2,825,000	2,876,477

Total			33,769,361

Healthcare Insurance (0.1%)
WellPoint, Inc. Senior Unsecured
06/15/17	5.875%	2,301,000	2,597,990

Home Construction (—%)
K Hovnanian Enterprises, Inc. Senior Secured(a)
10/15/16	10.625%	1,440,000	1,560,600

Independent Energy (2.2%)
Anadarko Petroleum Corp. Senior Unsecured(a)
09/15/16	5.950%	32,418,000	35,551,232
Berry Petroleum Co. Senior Unsecured(a)
11/01/20	6.750%	475,000	490,438
Chesapeake Energy Corp.(a)
08/15/20	6.625%	5,510,000	5,813,050
02/15/21	6.125%	4,140,000	4,222,800
Comstock Resources, Inc.(e)
04/01/19	7.750%	163,000	163,611

See accompanying Notes to Financial Statements.

14  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Concho Resources, Inc. Senior Notes
01/15/21	7.000%	$2,479,000	$2,596,753
Continental Resources, Inc.(b)(e)
04/01/21	7.125%	660,000	699,600
Denbury Resources, Inc.
03/01/16	9.750%	2,055,000	2,332,425
EXCO Resources, Inc.
09/15/18	7.500%	2,843,000	2,835,892
Newfield Exploration Co. Senior Subordinated Notes(a)
09/01/14	6.625%	2,000,000	2,045,000
Nexen, Inc. Senior Unsecured
05/15/17	5.650%	14,580,000	15,578,088
05/15/37	6.400%	9,245,000	8,848,648
Petrohawk Energy Corp.
08/01/14	10.500%	2,540,000	2,914,650
Pioneer Natural Resources Co. Senior Unsecured
01/15/20	7.500%	185,000	207,200
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,695,000	1,775,513
Quicksilver Resources, Inc.
08/01/15	8.250%	2,338,000	2,408,140
Range Resources Corp.
05/15/19	8.000%	7,100,000	7,818,875
Range Resources Corp.(a)
05/15/16	7.500%	2,070,000	2,163,150
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a)(b)
09/30/20	5.298%	346,068	356,450
Woodside Finance Ltd.(a)(b)
11/10/14	4.500%	9,960,000	10,511,576

Total			109,333,091

Integrated Energy (0.2%)
Marathon Petroleum Corp.(a)(b)
03/01/41	6.500%	4,060,000	4,113,154
Marathon Petroleum Corp.(b)
03/01/21	5.125%	3,970,000	4,026,942
TNK-BP Finance SA(b)
03/13/18	7.875%	545,000	615,692

Total			8,755,788

Life Insurance (0.4%)
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	2,560,000	2,848,860
Prudential Financial, Inc.(a) Senior Unsecured
11/15/20	4.500%	19,065,000	18,838,489

Total			21,687,349

Media Cable (1.1%)
CCO Holdings LLC/Capital Corp.(a)
01/15/19	7.000%	2,540,000	2,584,450
04/30/20	8.125%	530,000	572,400
CSC Holdings LLC Senior Unsecured(a)
02/15/18	7.875%	765,000	852,975
Cablevision Systems Corp. Senior Unsecured(a)
09/15/17	8.625%	3,820,000	4,278,400
Comcast Corp.
02/15/18	5.875%	4,600,000	5,079,389
03/01/40	6.400%	6,560,000	6,826,087
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	13,920,000	13,724,313
DISH DBS Corp.
10/01/14	6.625%	1,590,000	1,685,400
09/01/19	7.875%	3,040,000	3,294,600
DISH DBS Corp.(a)
02/01/16	7.125%	3,780,000	4,035,150
Time Warner Cable, Inc.
02/15/21	4.125%	11,680,000	10,952,546
Time Warner Cable, Inc.(a)
11/15/40	5.875%	3,615,000	3,432,576

Total			57,318,286

Media Non-Cable (1.2%)
Entravision Communications Corp. Senior Secured(a)
08/01/17	8.750%	2,890,000	3,121,200
Intelsat Jackson Holdings SA(a)(b)
10/15/20	7.250%	3,450,000	3,544,875
Lamar Media Corp.(a)
04/01/14	9.750%	2,045,000	2,377,312
News America, Inc.(a)(b)
02/15/41	6.150%	10,130,000	10,296,719
RR Donnelley & Sons Co. Senior Unsecured(a)
01/15/17	6.125%	20,557,000	21,037,664

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (cont.)
TCM Sub LLC(b)
01/15/15	3.550%	$15,005,000	$15,423,230
XM Satellite Radio, Inc.(a)(b)
11/01/18	7.625%	2,268,000	2,398,410

Total			58,199,410

Metals (0.8%)
ArcelorMittal Senior Unsecured(e)
03/01/41	6.750%	12,670,000	12,626,288
Arch Coal, Inc.
10/01/20	7.250%	162,000	172,935
Arch Western Finance
07/01/13	6.750%	2,432,000	2,456,320
Consol Energy, Inc.(a)(b)
04/01/20	8.250%	4,517,000	4,979,992
Consol Energy, Inc.(b)
04/01/17	8.000%	1,295,000	1,414,788
FMG Resources August 2006 Proprietary Ltd.(a)(b) Senior Notes
11/01/15	7.000%	2,621,000	2,730,868
02/01/16	6.375%	1,240,000	1,258,600
Novelis, Inc.(b)
12/15/17	8.375%	1,780,000	1,962,450
12/15/20	8.750%	1,775,000	1,956,937
Peabody Energy Corp.(a)
09/15/20	6.500%	2,445,000	2,616,150
Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	1,545,000	1,653,150
United States Steel Corp.(a) Senior Unsecured
02/01/18	7.000%	1,821,000	1,898,393
04/01/20	7.375%	3,988,000	4,207,340

Total			39,934,211

Non-Captive Consumer (—%)
SLM Corp. Senior Notes
01/25/16	6.250%	730,000	748,250

Non-Captive Diversified (1.4%)
Ally Financial, Inc.(a)
03/15/20	8.000%	7,591,000	8,549,364
CIT Group, Inc. Senior Secured(a)
05/01/16	7.000%	2,520,000	2,542,050
Ford Motor Credit Co. LLC Senior Unsecured(a)
02/01/21	5.750%	1,850,000	1,826,370
General Electric Capital Corp. Senior Unsecured
09/16/20	4.375%	47,720,000	46,352,536
General Electric Capital Corp.(a) Senior Unsecured
01/07/21	4.625%	6,890,000	6,852,277
International Lease Finance Corp. Senior Unsecured(a)
12/15/20	8.250%	2,540,000	2,825,750

Total			68,948,347

Oil Field Services (0.3%)
Gazprom OAO Via Gaz Capital SA(a)(b) Senior Unsecured
04/11/18	8.146%	6,500,000	7,511,530
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%	1,825,000	1,929,938
KazMunayGas National Co.(b) Senior Unsecured
07/02/18	9.125%	1,720,000	2,074,750
05/05/20	7.000%	1,250,000	1,337,186

Total			12,853,404

Other Financial Institutions (—%)
Cardtronics, Inc.
09/01/18	8.250%	2,095,000	2,262,600

Other Industry (0.1%)
Interline Brands, Inc.
11/15/18	7.000%	693,000	718,988
Valmont Industries, Inc.
04/20/20	6.625%	5,734,000	6,020,731

Total			6,739,719

Packaging (0.4%)
Ardagh Packaging Finance PLC Senior Secured(a)(b)
10/15/17	7.375%	1,617,000	1,722,105
Ball Corp.
09/01/19	7.375%	820,000	891,750
Ball Corp.(a)
09/15/20	6.750%	2,046,000	2,148,300
Crown Americas LLC/Capital Corp. II(a)
05/15/17	7.625%	2,200,000	2,398,000

See accompanying Notes to Financial Statements.

16  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Packaging (cont.)
Crown Americas LLC/Capital Corp. III Senior Notes(a)(b)
02/01/21	6.250%	$5,085,000	$5,097,713
Greif, Inc. Senior Unsecured
02/01/17	6.750%	1,585,000	1,680,100
Owens-Brockway Glass Container, Inc.(a)
12/01/14	6.750%	2,000,000	2,047,500
Reynolds Group Issuer, Inc./LLC(a)(b) Senior Secured
10/15/16	7.750%	2,202,000	2,367,150
04/15/19	7.125%	2,207,000	2,262,175
02/15/21	6.875%	500,000	503,750

Total			21,118,543

Paper (0.3%)
Cascades, Inc.
12/15/17	7.750%	5,565,000	5,822,381
Georgia-Pacific LLC(a)(b)
11/01/20	5.400%	9,550,000	9,499,595
Graphic Packaging International, Inc.
10/01/18	7.875%	362,000	390,960
Graphic Packaging International, Inc.(a)
06/15/17	9.500%	1,260,000	1,398,600

Total			17,111,536

Pharmaceuticals (0.2%)
Giant Funding Corp. Secured(a)(b)
02/01/18	8.250%	1,621,000	1,669,630
Mylan, Inc.(b)
11/15/18	6.000%	1,410,000	1,443,487
Valeant Pharmaceuticals International(b)
10/01/20	7.000%	6,035,000	6,238,681
Warner Chilcott Co./Finance LLC(a)(b)
09/15/18	7.750%	1,275,000	1,341,938

Total			10,693,736

Railroads (0.4%)
CSX Corp. Senior Unsecured
03/15/13	5.750%	1,405,000	1,520,859
03/15/18	6.250%	11,730,000	13,425,044
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	1,356,000	1,564,881
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	2,626,000	2,953,533

Total			19,464,317

Refining (—%)
United Refining Co. Senior Secured(b)(e)
02/28/18	10.500%	1,642,000	1,625,580

Restaurants (0.3%)
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	12,140,000	13,711,025

Retailers (0.4%)
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	7,629,000	8,475,613
QVC, Inc.(a)(b) Senior Secured
04/15/17	7.125%	2,763,000	2,942,595
QVC, Inc.(b) Senior Secured
10/15/20	7.375%	2,763,000	2,928,780
Toys R Us — Delaware, Inc. Senior Secured(a)(b)
09/01/16	7.375%	3,176,000	3,374,500

Total			17,721,488

Technology (0.2%)
Amkor Technology, Inc. Senior Unsecured(a)
05/01/18	7.375%	2,656,000	2,785,480
Avaya, Inc. Senior Secured(b)
04/01/19	7.000%	2,305,000	2,281,950
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	4,617,000	4,853,621
01/15/20	6.875%	557,000	597,382
CommScope, Inc.(a)(b)
01/15/19	8.250%	545,000	565,438

Total			11,083,871

Transportation Services (0.4%)
ERAC USA Finance LLC(b)
10/15/37	7.000%	13,952,000	15,236,826

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (cont.)
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	$1,500,000	$1,582,500
01/15/21	7.375%	3,017,000	3,145,222

Total			19,964,548

Wireless (0.8%)
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(b)
05/01/17	7.750%	7,185,000	7,930,444
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	2,295,000	2,426,963
MetroPCS Wireless, Inc.(a)
09/01/18	7.875%	1,135,000	1,191,750
11/15/20	6.625%	1,115,000	1,085,731
Nextel Communications, Inc.(a)
08/01/15	7.375%	1,165,000	1,167,913
SBA Telecommunications, Inc.
08/15/16	8.000%	1,920,000	2,092,800
08/15/19	8.250%	2,850,000	3,142,125
Sprint Nextel Corp. Senior Unsecured(a)
08/15/17	8.375%	3,750,000	4,157,812
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	17,394,000	16,955,949
Wind Acquisition Finance SA Senior Secured(a)(b)
02/15/18	7.250%	1,625,000	1,690,000

Total			41,841,487

Wirelines (2.7%)
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	33,270,000	35,451,580
Embarq Corp. Senior Unsecured
06/01/36	7.995%	18,028,000	20,488,065
Frontier Communications Corp. Senior Unsecured
01/15/13	6.250%	2,000,000	2,122,500
Frontier Communications Corp.(a) Senior Unsecured
04/15/15	7.875%	692,000	766,390
04/15/17	8.250%	1,730,000	1,911,650
04/15/20	8.500%	1,414,000	1,569,540
Qwest Communications International, Inc.
04/01/18	7.125%	3,080,000	3,303,300
Telecom Italia Capital SA
07/18/36	7.200%	5,880,000	5,745,507
Telefonica Emisiones SAU
01/15/15	4.949%	21,902,000	23,050,869
Tw telecom holdings, inc.(a)
03/01/18	8.000%	1,879,000	2,015,228
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	27,444,000	30,962,129
Windstream Corp.(a)
11/01/17	7.875%	6,974,000	7,575,507

Total			134,962,265

Total Corporate Bonds & Notes
(Cost: $1,765,468,659)			$1,836,395,034

Residential Mortgage-Backed Securities — Agency(f) (34.2%)

Federal Home Loan Mortgage Corp.(e)(g)
03/01/26	3.500%	$41,000,000	$41,057,646
03/01/41	4.000%	33,800,000	33,271,875
03/01/26	4.500%	200,000	209,312
03/01/26	5.500%	200,000	215,375
03/01/41	6.000%	5,000,000	5,431,641
Federal Home Loan Mortgage Corp.(g)
05/01/18- 06/01/36	5.000%	25,262,246	26,855,136
05/01/18-
09/01/38	5.500%	66,766,458	71,543,989
12/01/13-
09/01/37	6.000%	22,186,868	24,566,910
02/01/17-
03/01/32	6.500%	2,376,485	2,696,893
10/01/28-
07/01/32	7.000%	3,486,138	3,997,228
11/01/14	7.500%	353,489	385,256
01/01/17-
02/01/25	8.000%	286,989	336,825
03/01/17-
08/01/22	8.500%	137,050	161,128
04/01/21	9.000%	21,527	24,518
CMO IO Series 2795 Class IY
07/15/17	85.440%	39,510	378
CMO IO Series 3430 Class IA
07/15/12	84.825%	18,167,785	91,431

See accompanying Notes to Financial Statements.

18  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency(f) (continued)
CMO IO Series 3447 Class AI
03/15/12	6.826%	$9,166,469	$83,469
CMO IO Series 3630 Class AI
03/15/17	12.303%	50,303,379	2,096,424
CMO IO Series 3775 Class GI
09/15/34	6.380%	25,311,596	3,760,544
CMO IO Series 3795 Class PI
10/15/35	1.020%	21,685,187	3,785,574
CMO IO Series 3800 Class HI
01/15/40	1.000%	18,074,722	3,506,502
Federal Home Loan Mortgage Corp.(g)(h)
08/01/36	5.890%	128,625	135,622
12/01/36	6.109%	161,062	173,255
CMO IO Series 2817 Class SA
06/15/32	20.000%	2,258,061	181,007
CMO IO Series 2936 Class AS
02/15/35	14.852%	8,107,234	1,017,498
CMO IO Series 2950 Class SM
03/15/35	13.990%	10,295,704	1,229,538
CMO IO Series 3155 Class PS
05/15/36	1.810%	15,883,093	2,497,882
CMO IO Series 3517 Class JI
12/15/12	13.151%	7,509,641	66,024
Federal National Mortgage Association(a)(g)
12/01/34	5.000%	10,612,593	11,205,998
Federal National Mortgage Association(e)(g)
03/01/41	4.000%	75,030,000	73,974,928
03/01/26- 03/01/41	4.500%	205,410,000	210,361,750
03/01/41	5.500%	120,975,000	129,292,031
03/01/41	6.000%	126,315,000	137,249,079
03/01/41	6.500%	55,300,000	61,728,625
Federal National Mortgage Association(g)
07/01/18- 10/01/40	4.500%	110,659,077	112,982,413
02/01/14	4.777%	955,649	1,019,345
02/01/18-
08/01/40	5.000%	241,708,077	254,523,911
12/01/16-
02/01/38	5.500%	145,489,501	156,776,943
08/01/16-
09/01/39	6.000%	112,581,230	123,465,889
03/01/17-
10/01/37	6.500%	27,677,793	31,233,022
04/01/13-
07/01/38	7.000%	14,088,393	16,252,705
04/01/27-
06/01/32	7.500%	1,118,266	1,291,847
02/01/25-
08/01/27	8.000%	494,810	575,568
04/01/23	8.500%	142,593	158,227
06/01/24	9.000%	135,085	158,603
CMO IO Series 2003-63 Class IP
07/25/33	1.000%	8,184,947	1,700,745
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	1,620,133	186,702
CMO IO Series 2004-84 Class GI
12/25/22	24.840%	274,308	17,794
CMO IO Series 2008-40 Class AI
08/25/12	12.883%	30,004,498	382,326
CMO PO Series 43 Class 1
09/01/18	20.000%	5,929	5,545
Federal National Mortgage Association(g)(h)
05/01/35	2.621%	4,283,692	4,500,031
CMO IO Series 2003-42 Class SK
11/25/22	1.000%	28,214,369	2,770,098
CMO IO Series 2004-53 Class QC
02/25/34	8.790%	9,287,635	1,152,698
CMO IO Series 2004-64 Class SW
08/25/34	11.420%	4,074,152	702,487
CMO IO Series 2005-29 Class SX
04/25/35	1.000%	8,451,879	1,333,231
CMO IO Series 2007-15 Class NI
03/25/22	20.600%	14,451,579	1,880,090
CMO IO Series 2008-7 Class SA
02/25/38	17.030%	7,329,798	1,389,096
CMO IO Series 2010-3 Class DI
04/25/34	7.860%	42,623,404	1,819,870
Federal National Mortgage Association(g)(i)
03/01/23	4.500%	2,495,917	2,618,346
04/01/18- 03/01/34	5.000%	12,583,702	13,342,954
04/01/33	5.500%	8,517,024	9,239,646
Government National Mortgage Association(e)(g)
03/01/41	4.000%	50,200,000	50,223,544
03/01/41	4.500%	42,350,000	43,719,768
03/01/41	6.000%	11,000,000	12,106,875
Government National Mortgage Association(g)
08/15/33- 09/15/33	5.000%	7,624,385	8,159,804
10/15/33	5.500%	8,495,657	9,272,378
12/15/32	6.000%	3,873,730	4,283,990
CMO IO Series 2002-70 Class IC
08/20/32	7.808%	3,208,688	381,989
CMO IO Series 2002-80 Class CI
01/20/32	65.478%	6,601	2

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency(f) (continued)
CMO IO Series 2007-17 Class CI
04/16/37	0.350%	$8,176,729	$2,261,000
Government National Mortgage Association(g)(h) CMO IO Series 2002-66 Class SA
12/16/25	23.246%	7,353,170	1,177,799
CMO IO Series 2009-106 Class CM
01/16/34	22.870%	23,011,336	3,047,697
CMO IO Series 2010-14 Class AV
02/16/40	15.920%	9,877,621	1,465,360

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,696,535,965)			$1,730,771,629

Residential Mortgage-Backed Securities — Non-Agency (4.8%)

American General Mortgage Loan Trust CMO Series 2009-1 Class A7(b)(g)
09/25/48	5.750%	$18,395,647	$18,839,037
BCAP LLC Trust(b)(g) CMO Series 2009-RR8 Class 3A2
03/26/37	5.500%	3,042,248	2,052,803
BCAP LLC Trust(g) CMO Series 2006-RR1 Class PB
11/25/36	5.000%	11,100,000	11,293,129
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(b)(g)(h)
06/26/37	0.472%	6,038,101	5,890,024
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5(g)(h)
06/25/35	2.866%	3,571,940	3,540,761
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 2A2B(g)(h)
04/25/35	2.690%	51,411	22,754
Castle Peak Loan Trust CMO Series 2010-NPL1 Class A(b)(g)
12/25/50	7.750%	10,114,855	10,114,855
Chaseflex Trust CMO Series 2005-2 Class 2A2(g)
06/25/35	6.500%	1,543,943	1,463,331
Citigroup Mortgage Loan Trust, Inc.(b)(g) CMO Series 2009-5 Class 3A2
06/25/36	5.500%	4,547,358	1,034,524
CMO Series 2010-4 Class 4A5
10/25/35	5.000%	11,978,390	11,953,010
Citigroup Mortgage Loan Trust, Inc.(b)(g)(h) CMO Series 2009-4 Class 13A3
10/25/35	2.814%	2,046,982	430,972
CMO Series 2010-3 Class 5A2
10/25/35	8.505%	7,012,009	6,223,158
CMO Series 2010-4 Class 4A4
10/25/35	7.838%	9,942,715	8,675,019
CMO Series 2010-4 Class 4A6
10/25/35	8.547%	3,030,000	2,696,700
CMO Series 2010-7 Class 1A2
04/25/35	2.794%	5,434,000	4,944,940
Countrywide Alternative Loan Trust(g) CMO Series 2003-11T1 Class A1
07/25/18	4.750%	1,669,963	1,707,401
Countrywide Alternative Loan Trust(g)(h) CMO Series 2005-42CB Class A9
10/25/35	0.512%	181,470	180,653
CMO Series 2007-OH1 Class A1A
04/25/47	0.352%	1,470,907	1,405,281
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2005-R2 Class 2A1(b)(g)
06/25/35	7.000%	3,893,645	3,943,938
Credit Suisse Mortgage Capital Certificates(b)(g) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	3,544,566	3,603,072
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	15,518,232	15,643,180
CMO Series 2010-6R Class 1A2
02/27/37	5.500%	6,230,079	6,269,249
Series 2009-12R Class 13A1
08/27/37	6.000%	4,155,960	4,359,406
Credit Suisse Mortgage Capital Certificates(b)(g)(h) CMO Series 2010-11R Class A1
06/28/47	1.261%	16,327,997	16,096,668
Fadr LLC Series 2009-2 Class A(b)(g)(h)
01/28/40	2.510%	4,209,652	4,007,062
GSR Mortgage Loan Trust CMO Series 2004-6F Class 2A4(g)
05/25/34	5.500%	14,133,948	14,299,711
Harborview Mortgage Loan Trust CMO Series 2005-16 Class 2A1A(g)(h)
01/19/36	0.502%	206,769	126,487
Indymac Index Mortgage Loan Trust(g) CMO IO Series 2006-AR25 Class 3A3
09/25/36	42.490%	23,035,819	133,271

See accompanying Notes to Financial Statements.

20  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Non-Agency (continued)
Indymac Index Mortgage Loan Trust(g)(h) CMO Series 2006-AR3 Class 2A1B
03/25/36	3.696%	$362,841	$201,476
JP Morgan Alternative Loan Trust CMO Series 2006-A4 Class A1(g)
09/25/36	5.950%	5,143,526	5,191,603
JP Morgan Mortgage Trust CMO Series 2006-S4 Class A6(g)
01/25/37	6.000%	1,675,370	1,682,869
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(g)(h)
11/27/37	5.713%	5,300,532	5,344,340
Lehman XS Trust Series 2006-15 Class A1(g)(h)
10/25/36	0.342%	3,238,972	3,234,700
MASTR Alternative Loans Trust(g) CMO Series 2004-2 Class 4A1
02/25/19	5.000%	3,569,162	3,626,851
CMO Series 2004-4 Class 2A1
05/25/34	6.000%	1,960,800	1,960,944
CMO Series 2004-7 Class 8A1
08/25/19	5.000%	2,548,578	2,543,596
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3B(b)(d)(g)
11/26/36	5.000%	13,465,000	13,465,000
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(b)(g)
09/25/34	5.000%	4,078,226	4,118,705
RBSSP Resecuritization Trust CMO Series 2010-9 Class 4A1(b)(g)(h)
09/26/45	1.957%	5,973,399	5,950,999
Thornburg Mortgage Securities Trust(g)(h) CMO IO Series 2006-5 Class AX
10/25/46	22.660%	10,947,878	216,957
CMO Series 2006-5 Class A2
10/25/46	0.442%	10,905,307	10,738,123
CMO Series 2006-6 Class A2
11/25/46	0.412%	7,054,781	6,811,208
Wells Fargo Mortgage Backed Securities Trust Series 2005-2 Class 1A2(g)
04/25/35	8.000%	6,102,675	6,280,655
Wells Fargo Mortgage-Backed Securities Trust(g) CMO Series 2007-8 Class 2A7
07/25/37	6.000%	9,947,184	9,864,314
Wells Fargo Mortgage-Backed Securities Trust(g)(h) CMO Series 2004-K Class 2A3
07/25/34	4.704%	127,378	132,965

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $238,247,328)			$242,315,701

Commercial Mortgage-Backed Securities (10.4%)

Americold LLC Trust Series 2010-ARTA Class A1(b)(g)
01/14/29	3.847%	$10,938,941	$11,117,628
Banc of America Commercial Mortgage, Inc.(g) Series 2005-3 Class A3A
07/10/43	4.621%	10,675,000	10,891,444
Series 2005-3 Class A4
07/10/43	4.668%	11,547,000	12,117,868
Banc of America Commercial Mortgage, Inc.(g)(h) Series 2005-6 Class A4
09/10/47	5.195%	5,575,000	6,010,993
Bear Stearns Commercial Mortgage Securities(g) Series 2005-T18 Class A4
02/13/42	4.933%	2,957,679	3,153,033
Series 2007-PW18 Class A1
06/13/50	5.038%	1,083,270	1,097,163
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2(g)
11/15/30	5.676%	7,128,620	7,222,531
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(g)
10/15/49	5.431%	3,150,000	3,399,542
Citigroup/Deutsche Bank Commercial Mortgage Trust(g) Series 2007-CD4 Class A4
12/11/49	5.322%	13,900,000	14,613,388
Citigroup/Deutsche Bank Commercial Mortgage Trust(g)(h) Series 2005-CD1 Class A4
07/15/44	5.222%	6,599,000	7,119,717
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A Class BFL(b)(g)(h)
02/05/19	0.573%	2,700,000	2,613,070
Credit Suisse First Boston Mortgage Securities Corp.(g) Series 2001-CP4 Class A4
12/15/35	6.180%	2,434,050	2,448,096
Series 2004-C1 Class A4
01/15/37	4.750%	8,810,000	9,266,981
Series 2004-C2 Class A1
05/15/36	3.819%	688,008	696,219

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(g)
11/10/46	5.002%	$5,050,000	$5,258,614
Federal National Mortgage Association(g)
09/01/13	5.322%	338,275	367,429
GE Capital Commercial Mortgage Corp.(g) Series 2001-3 Class A2
06/10/38	6.070%	6,900,000	7,039,203
Series 2005-C1 Class A5
06/10/48	4.772%	1,929,000	2,042,757
GS Mortgage Securities Corp. II(b)(g)(h) Series 2007-EOP Class A1
03/06/20	1.143%	10,399,053	10,292,163
Series 2007-EOP Class J
03/06/20	4.457%	9,050,000	8,496,080
GS Mortgage Securities Corp. II(g) Series 2004-GG2 Class A3
08/10/38	4.602%	1,206,886	1,211,327
Series 2005-GG4 Class A4A
07/10/39	4.751%	17,320,000	18,314,608
GS Mortgage Securities Corp. II(g)(h) Series 2007-GG10 Class F
08/10/45	5.804%	9,800,000	809,264
General Electric Capital Assurance Co.(b)(g) Series 2003-1 Class A4
05/12/35	5.254%	9,231,504	9,851,929
Series 2003-1 Class A5
05/12/35	5.743%	5,050,000	5,488,990
Greenwich Capital Commercial Funding Corp.(a)(g) Series 2007-GG9 Class A4
03/10/39	5.444%	73,119,000	78,113,262
Greenwich Capital Commercial Funding Corp.(g) Series 2003-C1 Class A3
07/05/35	3.858%	4,885,463	4,979,508
Series 2003-C2 Class A3
01/05/36	4.533%	4,488,798	4,603,175
Series 2004-GG1 Class A5
06/10/36	4.883%	1,874,798	1,890,104
JP Morgan Chase Commercial Mortgage Securities Corp.(b)(g) Series 2009-IWST Class A2
12/05/27	5.633%	7,441,000	8,100,783
Series 2010-C1 Class A1
06/15/43	3.853%	7,150,001	7,370,793
Series 2010-C2 Class A3
11/15/43	4.070%	15,000,000	14,552,089
Series 2010-CNTR Class A2
08/05/32	4.311%	12,200,000	11,777,230
JP Morgan Chase Commercial Mortgage Securities Corp.(g) Series 2003-LN1 Class A1
10/15/37	4.134%	1,380,092	1,433,234
Series 2003-ML1A Class A1
03/12/39	3.972%	1,107,540	1,129,859
Series 2004-CBX Class A3
01/12/37	4.184%	1,630,140	1,630,123
Series 2004-LN2 Class A1
07/15/41	4.475%	6,029,895	6,131,872
Series 2005-LDP2 Class A3
07/15/42	4.697%	4,478,177	4,585,036
Series 2005-LDP3 Class ASB
08/15/42	4.893%	10,928,910	11,402,560
Series 2006-LDP6 Class ASB
04/15/43	5.490%	12,188,588	12,899,776
Series 2007-CB20 Class ASB
02/12/51	5.688%	4,500,000	4,778,739
JP Morgan Chase Commercial Mortgage Securities Corp.(g)(h) Series 2005-LDP5 Class A4
12/15/44	5.229%	26,060,000	28,097,100
LB-UBS Commercial Mortgage Trust(g) Series 2004-C2 Class A3
03/15/29	3.973%	3,861,151	3,932,621
Series 2004-C6 Class A6
08/15/29	5.020%	3,500,000	3,725,541
Series 2007-C7 Class A3
09/15/45	5.866%	12,500,000	13,525,635
LB-UBS Commercial Mortgage Trust(g)(h) Series 2006-C4 Class AAB
06/15/32	5.858%	5,100,000	5,478,434
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1(g)
02/12/51	4.706%	1,255,039	1,271,944
Morgan Stanley Capital I(b)(g) Series 2011-C1 Class A4
09/15/47	5.033%	7,600,000	7,946,180
Morgan Stanley Capital I(g) Series 2004-HQ4 Class A5
04/14/40	4.590%	12,795,000	12,848,483
Morgan Stanley Capital I(g)(h) Series 2006-T23 Class AAB
08/12/41	5.793%	3,675,000	3,974,181
Morgan Stanley Reremic Trust(a)(b)(g) Series 2009-GG10 Class A4A
08/12/45	5.804%	18,860,000	20,523,295
Morgan Stanley Reremic Trust(a)(b)(g)(h) Series 2010-GG10 Class A4A
08/15/45	5.804%	51,725,000	56,286,716

See accompanying Notes to Financial Statements.

22  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities (continued)
TIAA Seasoned Commercial Mortgage Trust(g)(h) Series 2007-C4 Class A2
08/15/39	5.766%	$3,900,000	$4,070,501
Series 2007-C4 Class A3
08/15/39	6.047%	2,850,000	3,079,504
Wachovia Bank Commercial Mortgage Trust(g) Series 2005-C16 Class A2
10/15/41	4.380%	1,432,684	1,445,379
Series 2005-C20 Class A5
07/15/42	5.087%	5,342,000	5,424,994
Series 2006-C24 Class A3
03/15/45	5.558%	7,550,000	8,105,331
Series 2006-C24 Class APB
03/15/45	5.576%	3,200,000	3,374,017
Series 2006-C27 Class APB
07/15/45	5.727%	3,900,000	4,090,215
Series 2006-C29 Class A4
11/15/48	5.308%	2,200,000	2,353,860

Total Commercial Mortgage-Backed Securities
(Cost: $513,806,557)			$525,872,111

Asset-Backed Securities (8.5%)

321 Henderson Receivables I LLC CMO Series 2010-3A Class A(b)
12/15/48	3.820%	$2,461,939	$2,383,457
Access Group, Inc. Series 2005-1 Class A1(h)
06/22/18	0.383%	7,231,150	7,226,119
AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03/17/14	1.660%	7,400,000	7,436,028
Series 2010-B Class A2 (AGCP)
02/06/14	1.180%	8,085,485	8,075,281
AmeriCredit Automobile Receivables Trust(h) Series 2007-AX Class A4 (XLCA)
10/06/13	0.303%	3,714,388	3,698,226
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(b)
08/20/14	3.630%	5,250,000	5,410,237
Banc of America Funding Corp. CMO Series 2009-R14A Class 1A1(b)(h)
09/26/37	1.360%	19,986,738	19,855,543
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(h)
11/25/36	0.312%	2,860,435	2,805,566
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(h)
05/25/36	0.362%	2,950,256	2,874,036
Centex Home Equity Series 2002-D Class M2(h)
12/25/32	2.312%	305,481	74,053
Chrysler Financial Lease Trust(b) Series 2010-A Class A2
06/15/11	1.780%	9,989,994	9,993,825
Series 2010-A Class C
09/16/13	4.490%	13,271,233	13,274,697
Chrysler Financial Lease Trust(b)(e) Series 2010-A Class C
09/16/13	4.490%	5,028,767	5,030,080
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2(b)
11/15/12	1.830%	17,925,957	17,975,199
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	11,050,000	11,715,487
Citigroup Mortgage Loan Trust, Inc.(b)(h) CMO Series 2009-6 Class 13A1
01/25/37	0.342%	4,997,099	4,956,544
Citigroup Mortgage Loan Trust, Inc.(h) Series 2007-AMC3 Class A2A
03/25/37	0.372%	6,233,252	6,096,968
Countrywide Asset-Backed Certificates(h) Series 2005-1 Class MV1
07/25/35	0.662%	1,982,863	1,979,413
Series 2006-4 Class 1A1M
07/25/36	0.522%	1,347,814	881,755
Crown Castle Towers LLC(b)
01/15/15	4.523%	15,825,000	16,517,344
DT Auto Owner Trust(b) Series 2009-1 Class A1
10/15/15	2.980%	14,654,105	14,725,771
Series 2010-1A Class A2
12/17/12	0.990%	16,430,000	16,435,552
Series 2011-1A Class A
05/15/13	0.990%	12,690,000	12,691,539
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(h)
04/26/37	0.390%	8,937,069	8,810,680
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1
12/25/32	4.010%	130,125	128,042
First National Master Note Trust Series 2009-1 Class A(h)
05/15/14	1.616%	10,150,000	10,160,855

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class A(h)
06/15/13	0.516%	$7,275,000	$7,261,038
GE Equipment Small Ticket LLC Series 2011-1A Class A3(b)
01/21/18	1.450%	7,500,000	7,494,733
GTP Towers Issuer LLC(b)
02/15/15	4.436%	4,000,000	4,231,733
HSI Asset Securitization Corp. Trust(h) Series 2006-HE2 Class 2A1
12/25/36	0.312%	826,976	820,086
Series 2007-WF1 Class 2A1
05/25/37	0.322%	3,374,358	3,296,461
Hertz Vehicle Financing LLC(b) Series 2009-2A Class A1
03/25/14	4.260%	10,750,000	11,315,195
Series 2009-2A Class A2
03/25/16	5.290%	5,000,000	5,495,627
Series 2010-1A Class A1
02/25/15	2.600%	7,200,000	7,313,659
Irwin Home Equity Corp. Series 2005-A Class A3(h)
02/25/34	0.642%	64,377	55,453
JP Morgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(h)
09/25/29	0.332%	4,237,579	4,071,097
JP Morgan Reremic CMO Series 2009-5 Class 4AI(b)(h)
04/26/37	0.382%	3,980,812	3,886,428
Morgan Stanley ABS Capital I Series 2006-HE7 Class A2B(h)
09/25/36	0.362%	6,398,537	6,032,079
Morgan Stanley Resecuritization Trust Series 2010-F Class A(b)(h)
06/17/13	0.514%	9,645,000	9,630,077
National Collegiate Student Loan Trust CMO IO Series 2006-2 Class AIO
08/25/11	10.040%	9,525,000	194,463
CMO IO Series 2006-3 Class AIO
01/25/12	5.880%	15,000,000	666,671
CMO IO Series 2006-4 Class AIO
02/27/12	7.420%	11,700,000	622,665
Navistar Financial Corp. Owner Trust Series 2010-A Class A2(b)
10/18/12	1.470%	10,275,000	10,295,726
Northstar Education Finance, Inc. Series 2004-1 Class A3(h)
04/28/17	0.474%	13,625,000	13,608,254
Novastar Home Equity Loan(h) Series 2005-4 Class A2C
01/25/36	0.502%	2,774,429	2,633,413
Series 2007-1 Class A2A2
03/25/37	3.637%	2,042,615	2,033,986
Option One Mortgage Loan Trust Series 2007-HL1 Class 2A1 (XLCA) (h)
02/25/38	0.382%	1,623,855	1,584,249
RAAC Series(h) Series 2007-SP1 Class A1
03/25/37	0.412%	1,232,632	1,223,770
Series 2007-SP1 Class A2
03/25/37	0.612%	10,625,000	8,746,001
Renaissance Home Equity Loan Trust Series 2005-4 Class A3
02/25/36	5.565%	2,190,660	2,085,958
Residential Asset Securities Corp. Series 2004-KS9 Class AI4 (FGIC)
02/25/32	4.610%	1,563,258	1,365,294
SBA Tower Trust(b)
04/15/15	4.254%	13,860,000	14,419,654
SLM Student Loan Trust(h) Series 2006-A Class A2
12/15/20	0.382%	1,945,354	1,939,673
Series 2006-C Class A2
09/15/20	0.352%	8,865,423	8,770,809
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	18,050,000	18,047,805
Sierra Receivables Funding Co.(b) Series 2010-1A Class A1
07/20/26	4.480%	1,995,731	2,030,467
Series 2010-2A Class A
11/20/25	3.840%	4,919,684	4,913,617
Series 2010-3A Class A
11/20/25	3.510%	4,815,177	4,785,654
Sierra Receivables Funding Co.(b)(h) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.263%	7,932,908	7,708,389
Soundview Home Equity Loan Trust(h) Series 2006-EQ1 Class A2
10/25/36	0.372%	1,585,446	1,552,367
Series 2006-WF2 Class A2B
12/25/36	0.362%	3,355,279	3,301,528
Triad Auto Receivables Owner Trust Series 2006-C Class A4 (AMBAC)
05/13/13	5.310%	17,128,204	17,283,197
Series 2007-B Class A3A (AGM)
10/12/12	5.240%	488,125	491,063

See accompanying Notes to Financial Statements.

24  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount		Value

Asset-Backed Securities (continued)
Triad Auto Receivables Owner Trust(h) Series 2007-A Class A4 (AGM)
02/12/14	0.324%		$15,045,268	$14,905,772
Westlake Automobile Receivables Trust Series 2010-1A Class A(b)
12/17/12	1.750%		4,758,473	4,762,237

Total Asset-Backed Securities
(Cost: $425,966,403)				$432,088,645

U.S. Treasury Obligations (8.6%)

U.S. Treasury Inflation-Indexed Bond(a)
07/15/15	1.875%		$44,635,471	$49,088,141
U.S. Treasury
08/31/12	0.375%		1,945,000	1,942,872
04/15/13	1.750%		4,110,000	4,197,009
11/15/40	4.250%		804,000	771,212
U.S. Treasury(a)
03/31/12	1.000%		9,470,000	9,539,510
11/30/12	0.500%		925,000	923,808
01/15/13	1.375%		16,435,000	16,660,981
11/15/13	0.500%		7,575,000	7,469,660
01/31/16	2.000%		19,841,000	19,746,438
07/31/17	2.375%		73,710,000	72,512,212
08/15/19	3.625%		15,000,000	15,562,500
11/15/20	2.625%		44,305,000	41,452,866
02/15/21	3.625%		28,036,000	28,531,004
02/15/40	4.625%		29,122,000	29,786,331
05/15/40	4.375%		70,000,000	68,621,700
08/15/40	3.875%		76,036,000	68,266,033

Total U.S. Treasury Obligations
(Cost: $445,111,640)				$435,072,277

U.S. Government & Agency Obligations (0.2%)

Federal National Mortgage Association(h)
07/28/15	1.750%		$8,500,000	$8,514,433

Total U.S. Government & Agency Obligations
(Cost: $8,500,000)				$8,514,433

Foreign Government Obligations(j) (2.5%)

ARGENTINA (0.1%)
Argentina Bonos Senior Unsecured
09/12/13	7.000%		2,762,000	2,850,696
10/03/15	7.000%		5,290,000	5,012,275
Argentina Government International Bond Senior Unsecured(k)
12/15/35	0.000%		3,350,000	495,800

Total				8,358,771

BRAZIL (0.3%)
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/10/19	6.500%		2,500,000	2,717,626
Brazil Notas do Tesouro Nacional
01/01/13	10.000%	BRL	2,268,000	13,248,977

Total				15,966,603

COLOMBIA (0.1%)
Columbia Government International Bond Senior Unsecured(a)
01/18/41	6.125%		3,500,000	3,524,180

DOMINICAN REPUBLIC (—%)
Dominican Republic International Bond Senior Unsecured(b)
05/06/21	7.500%		1,000,000	1,030,000

EL SALVADOR (—%)
El Salvador Government International Bond Senior Unsecured(b)
06/15/35	7.650%		1,313,000	1,326,130

INDONESIA (0.3%)
Indonesia Government International Bond(a)(b) Senior Unsecured
03/13/20	5.875%		1,000,000	1,072,500
Indonesia Government International Bond(b) Senior Unsecured
01/17/18	6.875%		3,522,000	4,010,677
10/12/35	8.500%		987,000	1,273,230
01/17/38	7.750%		2,350,000	2,820,000
Indonesia Treasury Bond Senior Unsecured
07/15/22	10.250%	IDR	39,000,000,000	4,797,226

Total				13,973,633

KOREA (—%)
Export-Import Bank of Korea Senior Unsecured
10/17/12	5.500%		165,000	174,201

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(j) (continued)
MEXICO (1.0%)
Mexican Bonos
12/17/15	8.000%	MXN	48,269,000	$41,888,235
Pemex Project Funding Master Trust
03/01/18	5.750%		$1,790,000	1,885,242
Pemex Project Funding Master Trust(a)
03/05/20	6.000%		2,000,000	2,090,000
01/21/21	5.500%		3,070,000	3,070,000
06/15/35	6.625%		2,543,000	2,535,053

Total				51,468,530

PHILIPPINES (0.1%)
Philippine Government International Bond Senior Unsecured
01/14/31	7.750%		1,979,000	2,414,380
Philippine Government International Bond(a) Senior Unsecured
01/15/21	4.000%		549,000	522,923

Total				2,937,303

RUSSIAN FEDERATION (0.2%)
Russian Foreign Bond — Eurobond(a)(b)
03/31/30	7.500%		5,126,560	5,926,303
Senior Unsecured
04/29/20	5.000%		3,400,000	3,383,000

Total				9,309,303

TURKEY (0.2%)
Turkey Government International Bond Senior Unsecured
09/26/16	7.000%		450,000	502,313
04/03/18	6.750%		1,429,000	1,568,327
11/07/19	7.500%		1,400,000	1,596,000
03/30/21	5.625%		3,000,000	2,985,000
03/17/36	6.875%		3,506,000	3,584,885

Total				10,236,525

UNITED ARAB EMIRATES (—%)
Abu Dhabi Government International Bond Senior Unsecured(b)
08/02/12	5.500%		200,000	210,017

URUGUAY (0.1%)
Uruguay Government International Bond
05/17/17	9.250%		678,000	867,840
Uruguay Government International Bond(a)
11/18/22	8.000%		1,100,000	1,356,850
Senior Unsecured
03/21/36	7.625%		1,592,000	1,870,600

Total				4,095,290

VENEZUELA (0.1%)
Petroleos de Venezuela SA
04/12/17	5.250%		4,359,000	2,528,220
Venezuela Government International Bond(a) Senior Unsecured
10/08/14	8.500%		715,000	628,128
Venezuela Government International Bond(a)(b) Senior Unsecured
02/26/16	5.750%		1,579,000	1,132,932
Venezuela Government International Bond(b) Senior Unsecured
05/07/23	9.000%		1,600,000	1,066,400

Total				5,355,680

Total Foreign Government Obligations
(Cost: $120,500,402)				$127,966,166

	Weighted
	Average	Principal
Borrower	Coupon	Amount		Value

Senior Loans(l) (0.3%)

CONSUMER PRODUCTS (0.1%)
Visant Corp. Tranche B Term Loan(h)
12/22/16	7.000%		$3,326,663	$3,357,135

FOOD AND BEVERAGE (0.1%)
U.S. Foodservice Term Loan(h)
07/03/14	2.760%		4,933,179	4,738,516

MEDIA NON-CABLE (0.1%)
Nielsen Finance LLC Tranche C Term Loan(h)
05/01/16	3.764%		8,434,088	8,456,945

Total Senior Loans
(Cost: $15,999,634)				$16,552,596

See accompanying Notes to Financial Statements.

26  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (—%)

MATERIALS (—%)

Chemicals (—%)
Chemtura Corp.(m)	42,539	$692,110

Total Common Stocks
(Cost: $296,432)		$692,110

	Shares	Value

Money Market Fund (8.3%)

Columbia Short-Term Cash Fund, 0.252%(n)(o)	421,982,556	$421,982,556

Total Money Market Fund
(Cost: $421,982,556)		$421,982,556

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (16.8%)

Asset-Backed Commercial Paper (0.6%)
Cancara Asset Securitisation LLC
03/14/11	0.270%	$3,999,160	$3,999,160
03/21/11	0.270%	9,997,975	9,997,975
Grampian Funding LLC
03/09/11	0.270%	4,998,950	4,998,950
Macquarie Bank Ltd.
05/10/11	0.395%	4,995,062	4,995,062
Rheingold Securitization
04/20/11	0.551%	4,993,507	4,993,507

Total			28,984,654

Certificates of Deposit (10.0%)
Bank of Nova Scotia
05/12/11	0.240%	14,000,000	14,000,000
Barclays Bank PLC
03/15/11	0.440%	6,000,000	6,000,000
05/23/11	0.400%	25,000,000	25,000,000
Canadian Imperial Bank
04/07/11	0.260%	8,000,000	8,000,000
Clydesdale Bank PLC
03/07/11	0.395%	1,998,005	1,998,005
Credit Agricole
04/21/11	0.400%	15,000,370	15,000,370
Credit Industrial et Commercial
03/07/11	0.400%	20,000,000	20,000,000
03/31/11	0.500%	5,000,000	5,000,000
05/23/11	0.400%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.260%	15,000,000	15,000,000
DZ Bank AG
03/07/11	0.350%	5,000,000	5,000,000
03/18/11	0.355%	9,994,185	9,994,185
03/21/11	0.365%	4,997,011	4,997,011
Den Danske Bank
03/04/11	0.330%	5,000,000	5,000,000
Deutsche Bank AG
07/08/11	0.340%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	20,000,000	20,000,000
Erste Bank der Oesterreichischen Sparkassen AG
03/03/11	0.400%	7,000,000	7,000,000
03/03/11	0.400%	5,000,000	5,000,000
03/09/11	0.330%	10,000,000	10,000,000
03/11/11	0.330%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/04/11	0.250%	15,000,000	15,000,000
Landesbank Hessen Thuringen
03/07/11	0.290%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	5,000,000	5,000,000
05/11/11	0.370%	9,990,861	9,990,861
05/18/11	0.350%	15,486,600	15,486,600
05/23/11	0.345%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
04/27/11	0.380%	5,000,000	5,000,000
05/04/11	0.410%	5,000,000	5,000,000
National Australia Bank Ltd.
03/17/11	0.314%	30,000,000	30,000,000
National Bank of Canada
03/21/11	0.360%	20,000,000	20,000,000
Natixis
05/09/11	0.503%	15,000,000	15,000,000
Norinchukin Bank
04/25/11	0.340%	10,000,000	10,000,000
05/09/11	0.350%	5,000,000	5,000,000
05/13/11	0.350%	10,000,000	10,000,000
Nykredit Bank
03/24/11	0.450%	5,000,000	5,000,000
Overseas Chinese Banking Corp.
05/09/11	0.470%	5,000,000	5,000,000
Pohjola Bank PLC
03/14/11	0.610%	5,000,000	5,000,000
Rabobank Group
04/27/11	0.312%	15,000,000	15,000,000

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Societe Generale
05/31/11	0.364%	$20,000,000	$20,000,000
Standard Chartered Bank PLC
05/05/11	0.350%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
04/27/11	0.500%	15,000,000	15,000,000
Union Bank of Switzerland
04/18/11	0.343%	15,000,000	15,000,000
08/15/11	0.366%	12,000,000	12,000,000
Westpac Banking Corp.
05/09/11	0.250%	30,000,000	30,000,000

Total			506,467,032

Commercial Paper (0.4%)
ASB Finance Ltd.
05/03/11	0.391%	8,983,035	8,983,035
Argento Variable Funding Company LLC
03/02/11	0.270%	3,755,027	3,755,027
Macquarie Bank Ltd.
03/30/11	0.400%	9,990,556	9,990,556

Total			22,728,618

Other Short-Term Obligations (0.6%)
Goldman Sachs Group, Inc. (The)
04/14/11	0.330%	10,000,000	10,000,000
Natixis Financial Products LLC
03/01/11	0.530%	20,000,000	20,000,000

Total			30,000,000

Repurchase Agreements (5.2%)
Barclays Capital, Inc.(p) dated 01/04/11, matures 03/31/11, repurchase price $25,007,104
	0.330%	25,000,000	25,000,000
dated 10/13/10, matures 03/31/11, repurchase price $22,006,252
	0.330%	22,000,000	22,000,000
dated 11/04/10, matures 03/31/11, repurchase price $15,004,263
	0.330%	15,000,000	15,000,000
Cantor Fitzgerald & Co.(p) dated 02/28/11, matures 03/01/11, repurchase price $50,000,319
	0.230%	50,000,000	50,000,000
repurchase price $7,000,078
	0.400%	7,000,000	7,000,000
Citigroup Global Markets, Inc. dated 02/28/11, matures 03/01/11, repurchase price $20,000,106(p)
	0.190%	20,000,000	20,000,000
Goldman Sachs & Co. dated 02/28/11, matures 03/01/11, repurchase price $16,605,727(p)
	0.200%	16,605,635	16,605,635
MF Global Holdings Ltd. dated 02/28/11, matures 03/01/11, repurchase price $35,000,233(p)
	0.240%	35,000,000	35,000,000
Nomura Securities(p) dated 02/28/11, matures 03/01/11, repurchase price $15,000,083
	0.200%	15,000,000	15,000,000
repurchase price $36,000,330
	0.330%	36,000,000	36,000,000
RBS Securities, Inc.(p) dated 02/28/11, matures 03/01/11, repurchase price $13,000,119
	0.330%	13,000,000	13,000,000
dated 08/18/10, matures 04/04/11, repurchase price $10,003,208
	0.330%	10,000,000	10,000,000

Total			264,605,635

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $852,785,939)			$852,785,939

Total Investments
(Cost: $6,505,201,515)			$6,631,009,197
Other Assets & Liabilities, Net			(1,566,122,602)

Net Assets			$5,064,886,595

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Financial Statements.

28  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	At February 28, 2011, security was partially or fully on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of these securities amounted to $1,105,115,428 or 21.82% of net assets.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2011 was $3,744,966, representing 0.07% of net assets. Information concerning such security holdings at February 28, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates
9.300% 2015	02-23-96 thru 08-12-96	$3,624,082

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At February 28, 2011, the value of these securities amounted to $17,209,966, which represents 0.34% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2011:

	Principal	Settlement	Proceeds
Security Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
03-01-41 4.710%	$114,020,000	03-10-11	$118,732,233	$119,382,475

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2011.

(i)	At February 28, 2011, investments in securities included securities valued at $8,180,428 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(k)	Zero coupon bond.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Non-income producing.

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  29

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(n)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$267,427,290	$1,100,930,646	$(946,375,380)	$—	$421,982,556	$327,747	$421,982,556

(o)	The rate shown is the seven-day current annualized yield at February 28, 2011.

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.330%)
Security Description	Value
Banco Bilbao Vizcaya	$3,151,027
BPCE	2,844,565
Caisse Centrale	1,378,084
Caisse D’Amort De La	1,128,476
Electricite De France	1,308,359
Gdz Suez	733,091
Intesa Funding LLC	652,362
John Deere Credit Inc	399,562
KFW	2,139,712
Koch Resources LLC	829,890
Nieuw Amsterdam	1,170,688
Novartis Finance	1,417,420
Prudential PLC	2,421,975
Royal Park Investments	1,471,469
Societe Generale	593,987
Swed Bank	1,459,333

Total Market Value of Collateral Securities	$23,100,000

Barclays Capital, Inc. (0.330%)
Security Description	Value
Banco Bilbao Vizcaya	$2,148,428
BPCE	1,939,476
Caisse Centrale	939,603
Caisse D’Amort De La	769,415
Electricite De France	892,063
Gdz Suez	499,835
Intesa Funding LLC	444,792

See accompanying Notes to Financial Statements.

30  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Barclays Capital, Inc. (0.330%) (continued)
Security Description	Value
John Deere Credit Inc	$272,429
KFW	1,458,895
Koch Resources LLC	565,834
Nieuw Amsterdam	798,196
Novartis Finance	966,423
Prudential PLC	1,651,346
Royal Park Investments	1,003,274
Societe Generale	404,991
Swed Bank	995,000

Total Market Value of Collateral Securities	$15,750,000

Barclays Capital, Inc. (0.330%)
Security Description	Value
Banco Bilbao Vizcaya	$3,580,713
BPCE	3,232,461
Caisse Centrale	1,566,004
Caisse D’Amort De La	1,282,359
Electricite De France	1,486,771
Gdz Suez	833,058
Intesa Funding LLC	741,320
John Deere Credit Inc	454,048
KFW	2,431,491
Koch Resources LLC	943,057
Nieuw Amsterdam	1,330,327
Novartis Finance	1,610,705
Prudential PLC	2,752,244
Royal Park Investments	1,672,124
Societe Generale	674,985
Swed Bank	1,658,333

Total Market Value of Collateral Securities	$26,250,000

Cantor Fitzgerald & Co. (0.230%)
Security Description	Value
Fannie Mae Interest Strip	$2,808,035
Fannie Mae Pool	18,989,116
Fannie Mae Principal Strip	492,870
Fannie Mae REMICS	2,693,835
Federal Farm Credit Bank	197,729
Federal Home Loan Banks	2,096,097

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  31

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Cantor Fitzgerald & Co. (0.230%) (continued)
Security Description	Value
Federal Home Loan Mortgage Corp	$425,732
Federal National Mortgage Association	1,532,217
Freddie Mac Coupon Strips	1,472
Freddie Mac Gold Pool	362,943
Freddie Mac Non Gold Pool	8,784,629
Freddie Mac Reference REMIC	23,153
Freddie Mac REMICS	1,193,077
Freddie Mac Strips	425,249
Ginnie Mae I Pool	1,108,531
Ginnie Mae II Pool	3,062,069
Government National Mortgage Association	3,298,748
United States Treasury Inflation Indexed Bonds	432,351
United States Treasury Strip Coupon	2,535,742
United States Treasury Strip Principal	536,405

Total Market Value of Collateral Securities	$51,000,000

Cantor Fitzgerald & Co. (0.400%)
Security Description	Value
Federal Home Loan Banks	$510,339
FHLMC Structured Pass Through Securities	6,629,961

Total Market Value of Collateral Securities	$7,140,300

Citigroup Global Markets, Inc. (0.190%)
Security Description	Value
Fannie Mae Benchmark REMIC	$91,189
Fannie Mae REMICS	6,663,009
Fannie Mae Whole Loan	160,167
Fannie Mae-Aces	55,194
Freddie Mac Reference REMIC	679,609
Freddie Mac REMICS	10,223,469
Government National Mortgage Association	2,527,363

Total Market Value of Collateral Securities	$20,400,000

Goldman Sachs & Co. (0.200%)
Security Description	Value
Government National Mortgage Association	$16,937,747

Total Market Value of Collateral Securities	$16,937,747

See accompanying Notes to Financial Statements.

32  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

MF Global Holdings Ltd. (0.240%)
Security Description	Value
Fannie Mae REMICS	$1,299,785
Freddie Mac Gold Pool	15,871,792
Freddie Mac REMICS	624,846
Ginnie Mae I Pool	7,135,409
Ginnie Mae II Pool	8,636,579
Government National Mortgage Association	2,131,688

Total Market Value of Collateral Securities	$35,700,099

Nomura Securities (0.200%)
Security Description	Value
United States Treasury Note/Bond	$15,300,002

Total Market Value of Collateral Securities	$15,300,002

Nomura Securities (0.330%)
Security Description	Value
ACE Securities Corp	$79,065
AEP Texas Central Transition Funding LLC	33,232
Ally Master Owner Trust	23,947
AmeriCredit Automobile Receivables Trust	4,146,506
Americredit Prime Automobile Receivable	58,782
Ameriquest Mortgage Securities Inc	2,316
Asset Securitization Corp	25,539
Atlantic City Electric Transition Funding LLC	488,802
BA Credit Card Trust	778,340
Banc of America Commercial Mortgage Inc	2,080,449
Bank of America Auto Trust	106,362
Bayview Commercial Asset Trust	179,582
BMW Vehicle Lease Trust	1,317,956
Capital Auto Receivables Asset Trust	483,004
Capital One Multi-Asset Execution Trust	1,363,408
CarMax Auto Owner Trust	485,896
CenterPoint Energy Transition Bond Co LLC	1,179,963
Chase Issuance Trust	804,621
Citibank Credit Card Issuance Trust	2,000,442
Citigroup/Deutsche Bank Commercial Mortgage Trust	863,619
CNH Equipment Trust	238,573
Commercial Mortgage Asset Trust	252,525
Countrywide Alternative Loan Trust	26,812
Countrywide Home Loan Mortgage Pass Through Trust	53,235
Credit Suisse First Boston Mortgage Securities Corp	77,697

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  33

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Nomura Securities (0.330%) (continued)
Security Description	Value
Detroit Edison Securitization Funding LLC	$45,641
Entergy Gulf States Reconstruction Funding LLC	619,683
Extended Stay America Trust	1,382,179
Ford Credit Auto Lease Trust	207,316
Ford Credit Auto Owner Trust	3,961,999
Ford Credit Floorplan Master Owner Trust	1,387,325
Greenwich Capital Commercial Funding Corp	1,542,721
GS Mortgage Securities Corp II	862,065
Impac CMB Trust	46,694
JP Morgan Chase Commercial Mortgage Securities Corp	165,960
LB-UBS Commercial Mortgage Trust	831,569
MBNA Credit Card Master Note Trust	518,957
Mercedes-Benz Auto Receivables Trust	53,236
Merrill Lynch Mortgage Trust	4,524
Merrill Lynch/Countrywide Commercial Mortgage Trust	151,897
Morgan Stanley Dean Witter Capital I	4,508
Nelnet Student Loan Trust	44,200
Nissan Auto Lease Trust	502,180
Public Service New Hampshire Funding LLC	44,670
SLM Student Loan Trust	5,318,032
Toyota Auto Receivables Owner Trust	68,766
Volkswagen Auto Lease Trust	832,710
Volkswagen Auto Loan Enhanced Trust	77,265
Wachovia Bank Commercial Mortgage Trust	1,900,017
Wells Fargo Mortgage Backed Securities Trust	35,521
World Omni Auto Receivables Trust	3,442
World Omni Automobile Lease Securitization Trust	36,250

Total Market Value of Collateral Securities	$37,800,000

RBS Securities, Inc. (0.330%)
Security Description	Value
Fannie Mae REMICS	$3,340,734
FHLMC Structured Pass Through Securities	3,232,375
Freddie Mac REMICS	2,282,028
Government National Mortgage Association	1,344,888

Total Market Value of Collateral Securities	$10,200,025

See accompanying Notes to Financial Statements.

34  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

RBS Securities, Inc. (0.330%)
Security Description	Value
Amortizing Residential Collateral Trust	$479,415
Freddie Mac Gold Pool	8,571,061
GS Mortgage Securities Corp II	433,751
HSBC Home Equity Loan Trust	1,190,631
Merrill Lynch/Countrywide Commercial Mortgage Trust	1,247,952
Renaissance Home Equity Loan Trust	296,712
SLC Student Loan Trust	891,334
Structured Asset Investment Loan Trust	99,058
Wells Fargo Home Equity Trust	188,213

Total Market Value of Collateral Securities	$13,398,127

Abbreviation Legend

AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PO	Principal Only
XLCA	XL Capital Assurance

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  35

Portfolio of Investments (continued)

Abbreviation Legend (continued)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Principal amounts are denominated in United States Dollars unless otherwise noted.

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 30-year	1,044	$125,638,875	June 2011	$528,588	$—
U.S. Treasury Note, 10-year	(555)	(66,071,018)	June 2011	—	(96,145)
U.S. Treasury Note, 2-year	(256)	(55,884,001)	July 2011	—	(72,387)
U.S. Treasury Note, 5-year	(1,608)	(188,035,500)	July 2011	—	(493,293)
U.S. Treasury Ultra Bond, 30-year	(281)	(34,729,844)	June 2011	—	(606,328)

Total				$528,588	$(1,268,153)

Forward Foreign Currency Exchange Contracts Open at February 28, 2011

		Currency to	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered	be Received	Appreciation	Depreciation
HSBC Securities (USA), Inc.	March 16, 2011	46,868,000 (CHF)	48,290,145 (USD)	$—	$(2,169,307)

J.P. Morgan Securities, Inc.	March 16, 2011	18,757,000 (GBP)	30,346,781 (USD)	—	(143,518)

J.P. Morgan Securities, Inc.	March 16, 2011	26,835,000 (NZD)	20,144,256 (USD)	—	(41,026)

Barclays Capital	March 16, 2011	129,522,000 (SEK)	19,882,750 (USD)	—	(557,320)

Barclays Capital	March 16, 2011	61,355,000 (SEK)	9,703,080 (USD)	12,032	—

See accompanying Notes to Financial Statements.

36  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at February 28, 2011 (continued)

		Currency to	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered	be Received	Appreciation	Depreciation
J.P. Morgan Securities, Inc.	March 16, 2011	19,802,298 (USD)	19,839,000 (AUD)	$358,509	$—

UBS Securities LLC	March 16, 2011	30,387,515 (USD)	2,522,103,000 (JPY)	446,967	—

UBS Securities LLC	March 16, 2011	19,712,481 (USD)	1,613,368,000 (JPY)	—	(10,844)

HSBC Securities (USA), Inc.	March 16, 2011	28,868,154 (USD)	169,047,000 (NOK)	1,300,881	—

Total				$2,118,389	$(2,922,015)

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  37

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

See accompanying Notes to Financial Statements.

38  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair Value at February 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Corporate Bonds & Notes
Entertainment	$—	$7,634,315	$3,744,966	$11,379,281
All other industries	—	1,825,015,753	—	1,825,015,753
Residential Mortgage-Backed Securities — Agency	—	1,730,771,629	—	1,730,771,629
Residential Mortgage-Backed Securities — Non-Agency	—	184,639,201	57,676,500	242,315,701
Commercial Mortgage-Backed Securities	—	517,925,931	7,946,180	525,872,111
Asset-Backed Securities	—	432,088,645	—	432,088,645
U.S. Treasury Obligations	385,984,136	49,088,141	—	435,072,277
U.S. Government & Agency Obligations	—	8,514,433	—	8,514,433
Foreign Government Obligations	—	127,966,166	—	127,966,166

Total Bonds	385,984,136	4,883,644,214	69,367,646	5,338,995,996

Equity Securities
Common Stocks
Materials	692,110	—	—	692,110

Total Equity Securities	692,110	—	—	692,110

Other
Senior Loans	—	16,552,596	—	16,552,596
Affiliated Money Market Fund(c)	421,982,556	—	—	421,982,556
Investments of Cash Collateral Received for Securities on Loan	—	852,785,939	—	852,785,939

Total Other	421,982,556	869,338,535	—	1,291,321,091

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  39

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at February 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Investments in Securities	$808,658,802	$5,752,982,749	$69,367,646	$6,631,009,197
Derivatives(d)
Assets
Futures Contracts	528,588	—	—	528,588
Forward Foreign Currency Exchange Contracts	—	2,118,388	—	2,118,388
Liabilities
Futures Contracts	(1,268,153)	—	—	(1,268,153)
Forward Foreign Currency Exchange Contracts	—	(2,922,015)	—	(2,922,015)

Total	$807,919,237	$5,752,179,122	$69,367,646	$6,629,466,005

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

See accompanying Notes to Financial Statements.

40  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-	Commercial
	Corporate	Backed	Mortgage-	Asset-
	Bonds	Non-Agency	Backed	Backed
	& Notes	Securities	Securities	Securities	Total
Balance as of August 31, 2010	$4,040,442	$83,944,128	$—	$12,373,620	$100,358,190
Accrued discounts/premiums	10,353	85,414	(2)	54,155	149,920
Realized gain (loss)	1,233	9,709,492	—	(293)	9,710,432
Change in unrealized appreciation (depreciation)*	21,758	(3,227,709)	194,395	(32,327)	(3,043,883)
Sales	(328,820)	(21,024,666)	—	(11,045,160)	(32,398,646)
Purchases	—	38,829,493	7,751,787	—	46,581,280
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(50,639,652)	—	(1,349,995)	(51,989,647)

Balance as of February 28, 2011	$3,744,966	$57,676,500	$7,946,180	$—	$69,367,646

*	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2011 was $(27,169), which is comprised of Corporate Bonds & Notes of $21,758, Residential Mortgage-Backed-Non-Agency Securities of $(243,322), and Commercial Mortgage Backed Securities of $194,395.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  41

Statement of Assets and Liabilities
February 28, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $5,230,433,020)	$5,356,240,702
Affiliated issuers (identified cost $421,982,556)	421,982,556
Investment of cash collateral received for securities on loan (identified cost $852,785,939)	852,785,939

Total investments (identified cost $6,505,201,515)	6,631,009,197
Cash	5,291,679
Foreign currency (identified cost $1,584,607)	1,617,204
Unrealized appreciation on forward foreign currency exchange contracts	2,118,389
Receivable for:
Capital shares sold	21,981,537
Investments sold	381,014,740
Dividends	77,679
Interest	39,013,978
Reclaims	178,105
Expense reimbursement due from Investment Manager	21,773

Total assets	7,082,324,281

Liabilities
Forward sales commitments, at value (proceeds receivable $118,732,233)	119,382,475
Due upon return of securities on loan	852,785,939
Unrealized depreciation on forward foreign currency exchange contracts	2,922,015
Payable for:
Investments purchased	200,097,386
Investments purchased on a delayed delivery basis	813,642,436
Capital shares purchased	14,015,984
Dividend distributions to shareholders	13,437,149
Variation margin on futures contracts	385,306
Investment management fees	180,557
Distribution fees	90,571
Transfer agent fees	87,366
Administration fees	23,851
Plan administration fees	15,449
Other expenses	371,202

Total liabilities	2,017,437,686

Net assets applicable to outstanding capital stock	$5,064,886,595

42  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$4,951,078,153
Excess of distributions over net investment income	(3,230,868)
Accumulated net realized loss	(6,610,628)
Unrealized appreciation (depreciation) on:
Investments	125,157,440
Foreign currency translations	35,690
Forward foreign currency exchange contracts	(803,627)
Futures contracts	(739,565)

Total — representing net assets applicable to outstanding capital stock	$5,064,886,595

*Value of securities on loan	$836,210,126

Net assets
Class A	$3,316,351,442
Class B	$98,198,028
Class C	$56,438,226
Class I	$1,038,660,870
Class R	$822,024
Class R3	$11,220
Class R4	$71,676,181
Class R5	$236,801
Class W	$482,429,271
Class Z	$62,532
Shares outstanding
Class A	659,604,488
Class B	19,539,937
Class C	11,222,850
Class I	206,310,731
Class R	163,200
Class R3	2,229
Class R4	14,270,442
Class R5	47,169
Class W	95,913,508
Class Z	12,410
Net asset value per share
Class A(a)	$5.03
Class B	$5.03
Class C	$5.03
Class I	$5.03
Class R	$5.04
Class R3	$5.03
Class R4	$5.02
Class R5	$5.02
Class W	$5.03
Class Z	$5.04

(a)	The maximum offering price per share for Class A is $5.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  43

Statement of Operations
Six months ended February 28, 2011 (Unaudited)

Net investment income
Income:
Interest	$105,282,083
Dividends from affiliates	327,747
Income from securities lending — net	641,627

Total income	106,251,457

Expenses:
Investment management fees	10,996,462
Distribution fees
Class A	4,116,583
Class B	538,456
Class C	298,802
Class R	2,337
Class R3	14
Class W	644,625
Transfer agent fees
Class A	2,075,237
Class B	71,411
Class C	38,375
Class R	608
Class R3	2
Class R4	10,604
Class R5	44
Class W	333,507
Class Z	16
Administration fees	1,451,715
Plan administration fees
Class R	21
Class R3	14
Class R4	92,567
Compensation of board members	61,841
Custodian fees	96,368
Printing and postage fees	167,341
Registration fees	239,688
Professional fees	43,785
Other	77,171

Total expenses	21,357,594
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,197,821)

Total net expenses	20,159,773

Net investment income	86,091,684

44  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$34,000,919
Foreign currency transactions	(233,021)
Forward foreign currency exchange contracts	5,442,907
Futures contracts	(7,102,993)
Options contracts written	1,625,679

Net realized gain	33,733,491
Net change in unrealized appreciation (depreciation) on:
Investments	(83,552,691)
Foreign currency translations	41,348
Forward foreign currency exchange contracts	336,919
Futures contracts	12,449,401

Net change in unrealized depreciation	(70,725,023)

Net realized and unrealized loss	(36,991,532)

Net increase in net assets resulting from operations	$49,100,152

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  45

Statements of Changes in Net Assets

	Six months ended
	February 28, 2011	Year ended
	(Unaudited)	August 31, 2010
Operations
Net investment income	$86,091,684	$156,892,040
Net realized gain	33,733,491	193,400,726
Net change in unrealized appreciation (depreciation)	(70,725,023)	95,604,397

Net increase in net assets resulting from operations	49,100,152	445,897,163

Distributions to shareholders from:
Net investment income
Class A	(58,965,011)	(96,116,918)
Class B	(1,532,188)	(4,565,834)
Class C	(850,814)	(1,535,056)
Class I	(19,910,450)	(33,367,245)
Class R	(15,782)	(12,476)
Class R3	(190)	(330)
Class R4	(1,357,668)	(2,369,362)
Class R5	(4,569)	(9,285)
Class W	(9,293,738)	(14,088,928)
Class Z	(883)	—

Total distributions to shareholders	(91,931,293)	(152,065,434)

Increase in net assets from capital share transactions	49,083,656	679,095,016

Total increase in net assets	6,252,515	972,926,745
Net assets at beginning of period	5,058,634,080	4,085,707,335

Net assets at end of period	$5,064,886,595	$5,058,634,080

Undistributed (excess of distributions over) net investment income	$(3,230,868)	$2,608,741

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	February 28, 2011		Year ended
	(Unaudited)		August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	98,836,532	498,030,434	255,587,606	1,249,466,893
Conversions from Class B	7,781	39,155	10,305,426	51,824,342
Distributions reinvested	10,825,371	54,441,511	17,122,875	83,921,645
Redemptions	(92,743,645)	(465,977,539)	(145,852,583)	(717,125,435)

Net increase	16,926,039	86,533,561	137,163,324	668,087,445

Class B shares
Subscriptions	692,040	3,494,527	5,174,739	25,263,311
Distributions reinvested	287,629	1,445,627	849,773	4,152,756
Conversions to Class A	(7,797)	(39,155)	(10,305,426)	(51,824,342)
Redemptions	(4,395,770)	(22,104,755)	(13,042,241)	(63,593,017)

Net decrease	(3,423,898)	(17,203,756)	(17,323,155)	(86,001,292)

Class C shares
Subscriptions	911,762	4,605,031	3,538,983	17,239,946
Distributions reinvested	145,255	730,828	256,326	1,256,027
Redemptions	(2,002,510)	(10,061,115)	(2,701,608)	(13,200,815)

Net increase (decrease)	(945,493)	(4,725,256)	1,093,701	5,295,158

Class I shares
Subscriptions	10,285,192	51,606,733	52,759,332	258,106,680
Distributions reinvested	4,122,951	20,764,726	6,742,254	33,090,416
Redemptions	(9,235,065)	(46,784,146)	(23,748,719)	(115,627,529)

Net increase	5,173,078	25,587,313	35,752,867	175,569,567

Class R shares
Subscriptions	54,143	274,974	167,014	827,218
Distributions reinvested	1,824	9,179	1,834	9,031
Redemptions	(97,602)	(493,078)	(24,441)	(119,285)

Net increase (decrease)	(41,635)	(208,925)	144,407	716,964

Class R3 shares
Subscriptions	59	298	139	689
Distributions reinvested	3	13	1	6
Redemptions	(40)	(198)	—	—

Net increase	22	113	140	695

Class R4 shares
Subscriptions	2,789,028	14,042,354	5,744,120	28,117,956
Distributions reinvested	281,561	1,415,143	482,320	2,360,072
Redemptions	(3,607,489)	(18,122,544)	(6,705,666)	(32,608,511)

Net decrease	(536,900)	(2,665,047)	(479,226)	(2,130,483)

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  47

Statements of Changes in Net Assets (continued)

	Six months ended
	February 28, 2011		Year ended
	(Unaudited)		August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class R5 shares
Subscriptions	—	—	4,384	20,999
Distributions reinvested	348	1,749	1,400	6,805
Redemptions	—	—	(21,371)	(103,650)

Net increase (decrease)	348	1,749	(15,587)	(75,846)

Class W shares
Subscriptions	19,541,308	98,628,643	48,436,495	240,143,309
Distributions reinvested	1,923,413	9,682,479	2,874,976	14,076,395
Redemptions	(29,098,685)	(146,610,432)	(69,422,361)	(336,586,896)

Net decrease	(7,633,964)	(38,299,310)	(18,110,890)	(82,367,192)

Class Z shares
Subscriptions	12,241	62,364	—	—
Distributions reinvested	169	850	—	—

Net increase	12,410	63,214	—	—

Total net increase	9,530,007	49,083,656	138,225,581	679,095,016

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$5.07		$4.75	$4.65	$4.81	$4.77	$4.89

Income from investment operations:
Net investment income	.08		.17	.20	.22	.21	.19
Net realized and unrealized gain (loss) on investments	(.03)		.31	.11	(.17)	.05	(.11)

Total from investment operations	.05		.48	.31	.05	.26	.08

Less distributions to shareholders from:
Net investment income	(.09)		(.16)	(.21)	(.21)	(.21)	(.20)
Tax return of capital	—		—	—	—	(.01)	—

Total distributions to shareholders	(.09)		(.16)	(.21)	(.21)	(.22)	(.20)

Net asset value, end of period	$5.03		$5.07	$4.75	$4.65	$4.81	$4.77

Total return	0.99%		10.40%	7.05%	0.93%	5.54%	1.64%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90%	(b)	0.92%	0.94%	0.95%	0.97%	0.99%

Net expenses after fees waived or expenses reimbursed(c)	0.84%	(b)	0.85%	0.83%	0.89%	0.89%	0.89%

Net investment income	3.35%	(b)	3.49%	4.44%	4.68%	4.43%	4.09%

Supplemental data
Net assets, end of period (in thousands)	$3,316,351		$3,258,076	$2,402,835	$1,920,028	$1,936,988	$2,013,110

Portfolio turnover(d)	176%		420%	371%	226%	295%	281%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  49

Financial Highlights (continued)

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007		2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$5.07		$4.75	$4.65	$4.81	$4.77		$4.89

Income from investment operations:
Net investment income	.07		.13	.17	.19	.18		.16
Net realized and unrealized gain (loss) on investments	(.04)		.32	.10	(.18)	.04		(.12)

Total from investment operations	.03		.45	.27	.01	.22		.04

Less distributions to shareholders from:
Net investment income	(.07)		(.13)	(.17)	(.17)	(.18)		(.16)
Tax return of capital	—		—	—	—	(.00	)(e)	—

Total distributions to shareholders	(.07)		(.13)	(.17)	(.17)	(.18)		(.16)

Net asset value, end of period	$5.03		$5.07	$4.75	$4.65	$4.81		$4.77

Total return	0.62%		9.56%	6.24%	0.16%	4.74%		0.88%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.65%	(b)	1.68%	1.70%	1.71%	1.73%		1.76%

Net expenses after fees waived or expenses reimbursed(c)	1.60%	(b)	1.61%	1.59%	1.65%	1.65%		1.65%

Net investment income	2.60%	(b)	2.72%	3.71%	3.91%	3.66%		3.31%

Supplemental data
Net assets, end of period (in thousands)	$98,198		$116,364	$191,469	$254,464	$303,507		$401,897

Portfolio turnover(d)	176%		420%	371%	226%	295%		281%

See accompanying Notes to Financial Highlights.

50  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007		2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$5.07		$4.75	$4.65	$4.81	$4.77		$4.90

Income from investment operations:
Net investment income	.07		.13	.17	.19	.18		.16
Net realized and unrealized gain (loss) on investments	(.04)		.32	.10	(.18)	.04		(.13)

Total from investment operations	.03		.45	.27	.01	.22		.03

Less distributions to shareholders from:
Net investment income	(.07)		(.13)	(.17)	(.17)	(.18)		(.16)
Tax return of capital	—		—	—	—	(.00	)(e)	—

Total distributions to shareholders	(.07)		(.13)	(.17)	(.17)	(.18)		(.16)

Net asset value, end of period	$5.03		$5.07	$4.75	$4.65	$4.81		$4.77

Total return	0.62%		9.58%	6.25%	0.16%	4.73%		0.66%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.65%	(b)	1.68%	1.69%	1.70%	1.73%		1.76%

Net expenses after fees waived or expenses reimbursed(c)	1.59%	(b)	1.60%	1.58%	1.65%	1.65%		1.66%

Net investment income	2.61%	(b)	2.74%	3.68%	3.93%	3.67%		3.31%

Supplemental data
Net assets, end of period (in thousands)	$56,438		$61,701	$52,650	$31,689	$16,840		$17,292

Portfolio turnover(d)	176%		420%	371%	226%	295%		281%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  51

Financial Highlights (continued)

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$5.08		$4.76	$4.65	$4.82	$4.78	$4.89

Income from investment operations:
Net investment income	.09		.19	.22	.24	.23	.21
Net realized and unrealized gain (loss) on investments	(.04)		.31	.11	(.18)	.04	(.11)

Total from investment operations	.05		.50	.33	.06	.27	.10

Less distributions to shareholders from:
Net investment income	(.10)		(.18)	(.22)	(.23)	(.22)	(.21)
Tax return of capital	—		—	—	—	(.01)	—

Total distributions to shareholders	(.10)		(.18)	(.22)	(.23)	(.23)	(.21)

Net asset value, end of period	$5.03		$5.08	$4.76	$4.65	$4.82	$4.78

Total return	0.97%		10.78%	7.67%	1.07%	5.90%	2.19%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.52%	(b)	0.53%	0.54%	0.55%	0.56%	0.55%

Net expenses after fees waived or expenses reimbursed(c)	0.49%	(b)	0.49%	0.47%	0.53%	0.54%	0.54%

Net investment income	3.71%	(b)	3.86%	4.80%	5.09%	4.80%	4.59%

Supplemental data
Net assets, end of period (in thousands)	$1,038,661		$1,021,032	$787,166	$693,189	$386,010	$275,800

Portfolio turnover(d)	176%		420%	371%	226%	295%	281%

See accompanying Notes to Financial Highlights.

52  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007(f)
	(Unaudited)
Class R(g)
Per share data
Net asset value, beginning of period	$5.08		$4.76	$4.65	$4.80	$4.81

Income from investment operations:
Net investment income	.08		.15	.17	.21	.14
Net realized and unrealized gain (loss) on investments	(.03)		.31	.13	(.16)	(.02)

Total from investment operations	.05		.46	.30	.05	.12

Less distributions to shareholders from:
Net investment income	(.09)		(.14)	(.19)	(.20)	(.13)
Tax return of capital	—		—	—	—	(.00	)(e)

Total distributions to shareholders	(.09)		(.14)	(.19)	(.20)	(.13)

Net asset value, end of period	$5.04		$5.08	$4.76	$4.65	$4.80

Total return	0.87%		9.90%	6.92%	0.84%	2.70%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.15%	(b)	1.33%	1.35%	1.34%	1.32%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.10%	(b)	1.29%	1.21%	1.08%	1.32%	(b)

Net investment income	3.09%	(b)	3.09%	3.67%	4.53%	4.06%	(b)

Supplemental data
Net assets, end of period (in thousands)	$822		$1,040	$288	$10	$5

Portfolio turnover(d)	176%		420%	371%	226%	295%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  53

Financial Highlights (continued)

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007(f)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$5.07		$4.76	$4.65	$4.80	$4.81

Income from investment operations:
Net investment income	.08		.16	.20	.23	.15
Net realized and unrealized gain (loss) on investments	(.03)		.31	.11	(.17)	(.02)

Total from investment operations	.05		.47	.31	.06	.13

Less distributions to shareholders from:
Net investment income	(.09)		(.16)	(.20)	(.21)	(.14)
Tax return of capital	—		—	—	—	(.00	)(e)

Total distributions to shareholders	(.09)		(.16)	(.20)	(.21)	(.14)

Net asset value, end of period	$5.03		$5.07	$4.76	$4.65	$4.80

Total return	0.90%		9.96%	7.19%	1.11%	2.90%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.07%	(b)	1.09%	1.08%	1.08%	1.06%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.03%	(b)	1.04%	0.91%	0.83%	1.06%	(b)

Net investment income	3.21%	(b)	3.31%	4.40%	4.79%	4.33%	(b)

Supplemental data
Net assets, end of period (in thousands)	$11		$11	$10	$10	$5

Portfolio turnover(d)	176%		420%	371%	226%	295%

See accompanying Notes to Financial Highlights.

54  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$5.06		$4.75	$4.64	$4.80	$4.77	$4.89

Income from investment operations:
Net investment income	.09		.17	.20	.23	.22	.20
Net realized and unrealized gain (loss) on investments	(.03)		.31	.12	(.17)	.04	(.12)

Total from investment operations	.06		.48	.32	.06	.26	.08

Less distributions to shareholders from:
Net investment income	(.10)		(.17)	(.21)	(.22)	(.22)	(.20)
Tax return of capital	—		—	—	—	(.01)	—

Total distributions to shareholders	(.10)		(.17)	(.21)	(.22)	(.23)	(.20)

Net asset value, end of period	$5.02		$5.06	$4.75	$4.64	$4.80	$4.77

Total return	1.02%		10.24%	7.35%	1.03%	5.49%	1.81%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.80%	(b)	0.83%	0.84%	0.85%	0.83%	0.82%

Net expenses after fees waived or expenses reimbursed(c)	0.77%	(b)	0.79%	0.77%	0.76%	0.73%	0.73%

Net investment income	3.43%	(b)	3.55%	4.53%	4.81%	4.53%	4.24%

Supplemental data
Net assets, end of period (in thousands)	$71,676		$74,984	$72,570	$75,479	$77,836	$172,668

Portfolio turnover(d)	176%		420%	371%	226%	295%	281%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  55

Financial Highlights (continued)

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007(f)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$5.06		$4.75	$4.64	$4.80	$4.81

Income from investment operations:
Net investment income	.09		.19	.23	.24	.17
Net realized and unrealized gain (loss) on investments	(.03)		.30	.10	(.18)	(.02)

Total from investment operations	.06		.49	.33	.06	.15

Less distributions to shareholders from:
Net investment income	(.10)		(.18)	(.22)	(.22)	(.16)
Tax return of capital	—		—	—	—	(.00	)(e)

Total distributions to shareholders	(.10)		(.18)	(.22)	(.22)	(.16)

Net asset value, end of period	$5.02		$5.06	$4.75	$4.64	$4.80

Total return	1.15%		10.52%	7.62%	1.22%	3.25%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.56%	(b)	0.58%	0.59%	0.59%	0.59%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.53%	(b)	0.54%	0.52%	0.58%	0.57%	(b)

Net investment income	3.67%	(b)	3.80%	5.01%	5.02%	4.81%	(b)

Supplemental data
Net assets, end of period (in thousands)	$237		$237	$296	$10	$5

Portfolio turnover(d)	176%		420%	371%	226%	295%

See accompanying Notes to Financial Highlights.

56  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended Feb. 28,		Year ended August 31,
	2011		2010	2009	2008	2007(h)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$5.07		$4.75	$4.65	$4.81	$4.82

Income from investment operations:
Net investment income	.08		.17	.20	.22	.15
Net realized and unrealized gain on investments	(.03)		.31	.10	(.17)	—

Total from investment operations	.05		.48	.30	.05	.15

Less distributions to shareholders from:
Net investment income	(.09)		(.16)	(.20)	(.21)	(.16)
Tax return of capital	—		—	—	—	(.00	)(e)

Total distributions to shareholders	(.09)		(.16)	(.20)	(.21)	(.16)

Net asset value, end of period	$5.03		$5.07	$4.75	$4.65	$4.81

Total return	0.99%		10.30%	6.95%	0.82%	2.71%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90%	(b)	0.98%	0.99%	0.99%	0.98%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.84%	(b)	0.94%	0.92%	0.98%	0.97%	(b)

Net investment income	3.36%	(b)	3.39%	4.37%	4.56%	4.32%	(b)

Supplemental data
Net assets, end of period (in thousands)	$482,429		$525,189	$578,424	$655,312	$223,104

Portfolio turnover(d)	176%		420%	371%	226%	295%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  57

Financial Highlights (continued)

	Six months
	ended Feb. 28,
	2011(i)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$5.09

Income from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investments	(.05)

Total from investment operations	.03

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$5.04

Total return	0.64%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.61%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.56%	(b)

Net investment income	3.71%	(b)

Supplemental data
Net assets, end of period (in thousands)	$63

Portfolio turnover(d)	176%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 45% for the six months ended February 28, 2011 and 229%, 184% and 122% for the years ended August 31, 2010, 2009 and 2008, respectively.
(e)	Rounds to less than $0.01.
(f)	For the period from December 11, 2006 (when shares became available) to August 31, 2007.
(g)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(h)	For the period from December 1, 2006 (when shares became available) to August 31, 2007.
(i)	For the period from September 27, 2010 (when shares became available) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

58  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
February 28, 2011 (Unaudited)

Note 1. Organization

Columbia Diversified Bond Fund (the Fund), a series of RiverSource Diversified Income Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

60  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  61

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

62  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, and manage exposure to movements in interest rates. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. Contracts and premiums associated with options contracts written for the six months ended February 28, 2011 are as follows:

64  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Options Contracts Written
Contracts and premiums associated with options contracts written during the six months ended February 28, 2011 were as follows:

	Puts
	Contracts	Premiums
Balance August 31, 2010	—	$—
Opened	3,765	1,824,134
Expired	(1,833)	(1,021,022)
Closed	(1,932)	(803,112)

Balance February 28, 2011	—	$—

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 28, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,118,388	Unrealized depreciation on forward foreign currency exchange contracts	$2,922,015

Interest rate contracts	N/A	N/A	Net assets — unrealized depreciation on futures contracts	739,565	*

Total		$2,118,388		$3,661,580

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended February 28, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Options	Total
Foreign exchange contracts	$5,442,907	$—	$—	$5,442,907

Interest rate contracts	—	(7,102,993)	1,148,742	$(5,954,251)

Total	$5,442,907	$(7,102,993)	$1,148,742	$(511,344)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Options	Total
Foreign exchange contracts	$336,919	$—	$—	$336,919

Interest rate contracts	—	12,449,401	—	$12,449,401

Total	$336,919	$12,449,401	$—	$12,786,320

Volume of Derivative Activity
Forward Foreign Currency Exchange Contracts
The gross notional amount of contracts outstanding was approximately $196.8 million at February 28, 2011. The monthly average gross notional amount for these contracts was $204.1 million for the six months ended February 28, 2011. The fair value of such contracts at February 28, 2011 is set forth in the table above.

Futures
The gross notional amount of long and short contracts outstanding was approximately $125.6 million and $344.7 million, respectively, at February 28, 2011. The monthly average gross notional amount for long and short contracts was $158.3 million and $578.9 million, respectively, for the six months ended February 28, 2011. The fair value of such contracts at February 28, 2011 is set forth in the table above.

Options
At February 28, 2011, the Fund had no outstanding options contracts. During the six months ended February 28, 2011, the Fund entered into and closed 5,725 option contracts, of which, the average gross notional amount was $125,000.

66  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market”

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Notes to Financial Statements (continued)

daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

68  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Forward Sale Commitments
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of securities” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at February 28, 2011 are listed in the Notes to Portfolio of Investments.

Interest Only Securities
The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities
The Fund may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  69

Notes to Financial Statements (continued)

security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

70  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The management fee for the six months ended February 28, 2011 was 0.43% of the Fund’s average daily net assets.

In September 2010, the Board approved an amended IMSA that includes a management fee rate that declines from 0.430% to 0.300% as the Fund’s net assets increase and would increase the management fee rate payable to the Investment Manager at certain asset levels. The amended IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011 and will become effective on or about July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended February 28, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  71

Notes to Financial Statements (continued)

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 28, 2011, other expenses paid to this company were $10,892.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

72  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended February 28, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class R	0.13
Class R3	0.03
Class R4	0.03
Class R5	0.04
Class W	0.13
Class Z	0.07

Class I shares do not pay transfer agent fees.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 28, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $24,275. The liability remaining at February 28, 2011 for non-recurring charges associated with the lease amounted to $15,799 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  73

Notes to Financial Statements (continued)

1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,193,000 and $834,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $468,198 for Class A, $31,792 for Class B and $3,122 for Class C for the six months ended February 28, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended February 28, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	0.84%
Class B	1.60
Class C	1.59
Class I	0.49
Class R	1.10
Class R3	1.03
Class R4	0.77
Class R5	0.53
Class W	0.84
Class Z	0.56

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class A	$378,212
Class B	15,106
Class C	7,554
Class R	134
Class W	66,858

The management fees waived/reimbursed at the Fund level were $729,957.

Under an agreement which was effective until October 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses

74  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.61
Class C	1.60
Class I	0.49
Class R	1.29
Class R3	1.04
Class R4	0.79
Class R5	0.54
Class W	0.94
Class Z	0.60

Effective November 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until October 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class’ average daily net assets:

Class A	0.84%
Class B	1.59
Class C	1.59
Class I	0.49
Class R	1.09
Class R3	1.04
Class R4	0.79
Class R5	0.54
Class W	0.84
Class Z	0.59

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, but including mortgage dollar rolls, aggregated to $9,469,538,406 and $9,797,037,418, respectively, for the six months ended February 28, 2011.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  75

Notes to Financial Statements (continued)

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At February 28, 2011, securities valued at $836,210,126 were on loan, secured by by cash collateral of $852,785,939 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is

76  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2011, the Investment Manager and/or affiliates owned 100% of Class I shares.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended February 28, 2011.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  77

Notes to Financial Statements (continued)

Note 9. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At February 28, 2011, the cost of investments for federal income tax purposes was approximately $6,505,202,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$166,746,000
Unrealized depreciation	(40,938,000)

Net unrealized appreciation	$125,808,000

The following capital loss carryforward, determined as of August 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$5,227,159
2013	3,354,885
2014	10,357,129
2017	3,709,657

Total	$22,648,830

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

78  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  79

Notes to Financial Statements (continued)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

80  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement), which will have the effect of increasing the effective management fee rate payable to Columbia Management at certain asset levels. The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Diversified Income Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  81

Results of Meeting of Shareholders

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

For Columbia Diversified Bond Fund

1. To elect directors to the Board.*

	Dollars	Dollars		Broker
	Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01. Kathleen Blatz	4,567,347,911.124	82,694,896.761	0.000	0.000
02. Edward J. Boudreau, Jr.	4,561,502,477.487	82,540,330.399	0.000	0.000
03. Pamela G. Carlton	4,562,747,295.749	81,295,512.137	0.000	0.000
04. William P. Carmichael	4,559,236,128.257	84,806,679.629	0.000	0.000
05. Patricia M. Flynn	4,561,430,776.764	82,612,031.121	0.000	0.000
06. William A. Hawkins	4,560,731,373.501	83,311,434.385	0.000	0.000
07. R. Glenn Hilliard	4,560,564,129.510	83,478,678.376	0.000	0.000
08. Stephen R. Lewis, Jr.	4,557,670,718.180	86,372,089.705	0.000	0.000
09. John F. Maher	4,562,737,416.234	81,305,391.651	0.000	0.000
10. John J. Nagorniak	4,560,593,101.493	83,449,706.393	0.000	0.000
11. Catherine James Paglia	4,561,749,373.377	82,293,434.509	0.000	0.000
12. Leroy C. Richie	4,560,554,455.086	83,488,352.799	0.000	0.000
13. Anthony M. Santomero	4,560,488,472.448	83,554,335.438	0.000	0.000
14. Minor M. Shaw	4,561,445,069.971	82,597,737.914	0.000	0.000
15. Alison Taunton-Rigby	4,560,411,770.499	83,631,037.386	0.000	0.000
16. William F. Truscott	4,561,376,095.971	82,666,711.915	0.000	0.000

2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
4,481,012,928.007	69,448,182.240	93,581,657.799	39.840

*	All dollars of RiverSource Diversified Income Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

3. To approve a proposed Agreement and Plan of Redomiciling

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,136,121,219.026	90,365,154.260	125,123,127.569	1,292,433,307.030

82  COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT

4. To approve the proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,134,786,797.737	97,491,355.541	119,331,342.597	1,292,433,312.010

5. To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors/trustees, but without obtaining shareholder approval.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
3,064,578,533.288	165,054,578.558	121,976,379.049	1,292,433,316.990

COLUMBIA DIVERSIFIED BOND FUND — 2011 SEMIANNUAL REPORT  83

Columbia Diversified Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6490 AC (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                                                                                                         RiverSource Diversified Income Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	April 21, 2011